PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 27.8%
Australia : 0.1%
70,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 72,266
0.0
65,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 66,817
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 227,099
0.1
366,182
0.1
Bermuda : 0.1%
164,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 131,513
0.1
Brazil : 0.3%
225,000
(1)
Ambipar Lux Sarl,
9.875%,
02/06/2031 223,875
0.1
275,000
(1)
Cosan Luxembourg
SA, 7.250%,
06/27/2031 276,980
0.1
200,000
(2)
Minerva Luxembourg
SA, 4.375%,
03/18/2031 164,500
0.1
665,355
0.3
Canada : 0.6%
191,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 173,506
0.1
51,000
(2)
Bank of Nova Scotia,
4.850%,
02/01/2030 50,943
0.0
42,000  Bank of Nova Scotia,
5.650%,
02/01/2034 43,462
0.0
47,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 42,560
0.0
175,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 171,316
0.1
53,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 49,956
0.0
238,000
(1)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 240,306
0.1
192,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 182,778
0.1
253,000  National Bank of
Canada, 5.600%,
12/18/2028 259,227
0.1
7,000  Nutrien Ltd., 5.875%,
12/01/2036 7,390
0.0
31,000  Nutrien Ltd., 5.950%,
11/07/2025 31,535
0.0
225,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 200,072
0.1
41,000  Royal Bank of
Canada, 5.150%,
02/01/2034 41,112
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
65,000  Royal Bank of
Canada, 5.200%,
08/01/2028 $ 66,243
0.0
65,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 66,874
0.0
1,627,280
0.6
Cayman Islands : 0.1%
114,750  Seagate HDD
Cayman, 9.625%,
12/01/2032 131,923
0.1
Chile : 0.4%
300,000
(1)
Celulosa Arauco y
Constitucion SA,
4.250%,
04/30/2029 279,750
0.1
450,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 450,997
0.2
200,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 207,500
0.1
938,247
0.4
China : 0.0%
52,000  NXP BV / NXP
Funding LLC / NXP
USA, Inc., 3.250%,
05/11/2041 39,216
0.0
Colombia : 0.3%
250,000  Ecopetrol SA, 6.875%,
04/29/2030 243,538
0.1
180,000  Ecopetrol SA, 8.375%,
01/19/2036 182,286
0.1
400,000  Ecopetrol SA, 8.875%,
01/13/2033 423,940
0.1
849,764
0.3
Denmark : 0.1%
215,000
(1)(3)
Danske Bank A/S,
3.244%,
12/20/2025 210,310
0.1
France : 0.1%
254,000
(1)(3)
BNP Paribas SA,
5.894%,
12/05/2034 265,776
0.1
Germany : 0.2%
290,000
(1)
Siemens Financiering
Smaatschappij NV,
2.350%,
10/15/2026 273,931
0.1
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 213,408
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Germany: (continued)
150,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 $ 158,366
0.0
645,705
0.2
Guatemala : 0.2%
250,000  Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 233,750
0.1
325,000  CT Trust, 5.125%,
02/03/2032 284,375
0.1
518,125
0.2
India : 0.1%
300,000
(1)
Reliance Industries
Ltd., 3.625%,
01/12/2052 216,713
0.1
Ireland : 0.1%
202,000
(1)
SMBC Aviation Capital
Finance DAC, 5.700%,
07/25/2033 203,740
0.1
71,000  Trane Technologies
Financing Ltd.,
5.250%,
03/03/2033 73,402
0.0
277,142
0 .1
Italy : 0.1%
185,000  Telecom Italia
Capital SA, 7.721%,
06/04/2038 191,067
0.1
Luxembourg : 0.3%
325,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 334,750
0.2
50,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 49,582
0.0
275,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 289,300
0.1
53,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 47,527
0.0
24,000  Schlumberger
Investment SA,
4.850%,
05/15/2033 24,219
0.0
745,378
0.3
Mexico : 0.7%
200,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.125%,
01/08/2039 203,600
0.1
325,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 339,235
0.1
300,000
(3)
Cemex SAB de CV,
5.125%,
12/31/2199 286,200
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico: (continued)
475,000  Petroleos Mexicanos,
5.950%,
01/28/2031 $ 373,231
0.1
387,000  Petroleos Mexicanos,
6.700%,
02/16/2032 314,999
0.1
425,000
(2)
Petroleos Mexicanos,
10.000%,
02/07/2033 419,687
0.2
1,936,952
0.7
Netherlands : 0.2%
275,000
(1)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 289,025
0.1
355,000  ING Groep NV,
4.050%,
04/09/2029 342,151
0.1
631,176
0.2
Norway : 0.0%
56,000  Equinor ASA, 3.125%,
04/06/2030 52,348
0.0
Panama : 0.2%
245,524
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 211,150
0.1
250,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 190,783
0.1
401,933
0.2
Peru : 0.2%
300,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 270,390
0.1
250,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 267,100
0.1
537,490
0.2
Poland : 0.2%
225,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 226,102
0.1
200,000
(1)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 210,750
0.1
436,852
0.2
Saudi Arabia : 0.1%
325,000
(1)
EIG Pearl Holdings
Sarl, 3.545%,
08/31/2036 273,813
0.1
Singapore : 0.2%
60,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 60,202
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Singapore: (continued)
243,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 $ 242,789
0.1
27,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 26,859
0.0
34,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 34,595
0.0
269,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 268,997
0 .1
633,442
0.2
Spain : 0.2%
200,000
(3)
Banco Bilbao Vizcaya
Argentaria SA,
7.883%,
11/15/2034 217,002
0.1
200,000
(1)(3)
CaixaBank SA,
6.840%,
09/13/2034 212,882
0.1
429,884
0.2
Switzerland : 0.2%
250,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 228,151
0.1
200,000  UBS AG/London,
5.650%,
09/11/2028 206,817
0.1
200,000
(1)(3)
UBS Group AG,
4.751%,
05/12/2028 197,236
0.0
632,204
0.2
Tanzania : 0.1%
450,000  AngloGold Ashanti
Holdings PLC,
3.750%,
10/01/2030 392,625
0.1
Thailand : 0.1%
450,000
(1)
GC Treasury Center
Co. Ltd., 2.980%,
03/18/2031 377,640
0.1
United Arab Emirates : 0.2%
297,304
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 255,728
0.1
279,936
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 225,261
0.1
480,989
0.2
United Kingdom : 1.2%
600,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 592,200
0.2
81,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 78,656
0.0
25,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 23,412
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom: (continued)
217,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 $ 211,060
0.1
200,000
(3)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 204,634
0.1
324,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 318,462
0.1
240,000
(1)
LSEGA Financing
PLC, 3.200%,
04/06/2041 185,194
0.1
116,000  National Grid PLC,
5.418%,
01/11/2034 116,258
0.1
200,000
(3)
NatWest Group PLC,
5.808%,
09/13/2029 204,853
0.1
655,000  Royalty Pharma PLC,
1.200%,
09/02/2025 614,475
0.2
400,000  Royalty Pharma PLC,
1.750%,
09/02/2027 359,882
0.1
245,000
(1)
Vmed O2 UK
Financing I PLC,
4.750%,
07/15/2031 219,732
0.1
32,000  Vodafone Group PLC,
5.750%,
02/10/2063 32,461
0.0
3,161,279
1.2
United States : 20.9%
655,000  AbbVie, Inc., 3.800%,
03/15/2025 646,722
0.3
51,000  AbbVie, Inc., 4.050%,
11/21/2039 46,166
0.0
3,000  AbbVie, Inc., 4.300%,
05/14/2036 2,864
0.0
185,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 170,894
0.1
332,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 322,968
0.1
139,000  AES Corp., 2.450%,
01/15/2031 116,079
0.1
76,000  AES Corp., 5.450%,
06/01/2028 77,060
0.0
31,000  Air Lease Corp.,
5.100%,
03/01/2029 30,847
0.0
47,000  Alabama Power Co.,
5.850%,
11/15/2033 50,320
0.0
190,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 171,834
0.1
10,000
(2)
Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 7,205
0.0
9,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 8,503
0.0
60,000  Alleghany Corp.,
3.250%,
08/15/2051 44,935
0.0
86,000  Alleghany Corp.,
4.900%,
09/15/2044 83,464
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
76,000  Altria Group, Inc.,
6.200%,
11/01/2028 $ 80,210
0.0
72,000  Amazon.com, Inc.,
3.150%,
08/22/2027 69,212
0.0
34,000  Amazon.com, Inc.,
3.250%,
05/12/2061 24,536
0.0
97,000  Ameren Corp.,
5.000%,
01/15/2029 97,606
0.1
60,456  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 56,576
0.0
16,188  American Airlines
Pass Through Trust
2016-2, A, 3.650%,
12/15/2029 14,691
0.0
381,620  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 325,349
0.1
76,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 53,675
0.0
47,000
(2)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 48,526
0.0
36,000
(3)
American Express
Co., 4.990%,
05/01/2026 35,976
0.0
33,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 29,481
0.0
131,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 132,427
0.1
86,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 86,943
0.0
45,000  American Honda
Finance Corp.,
4.900%,
01/10/2034 45,000
0.0
49,000  American Honda
Finance Corp.,
5.125%,
07/07/2028 50,128
0.0
55,000
(2)
American Honda
Finance Corp.,
5.650%,
11/15/2028 57,509
0.0
81,000  American Honda
Finance Corp.,
5.850%,
10/04/2030 86,489
0.0
95,000  American International
Group, Inc., 3.400%,
06/30/2030 87,745
0.0
117,000  American International
Group, Inc., 4.200%,
04/01/2028 114,832
0.1
232,000  American International
Group, Inc., 5.125%,
03/27/2033 234,961
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
527,000  American Tower Corp.,
2.750%,
01/15/2027 $ 497,263
0.2
63,000
(2)
American Tower Corp.,
3.650%,
03/15/2027 60,864
0.0
86,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 72,355
0.0
64,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 67,054
0.0
37,000  Amgen, Inc., 4.400%,
02/22/2062 30,845
0.0
69,000  Amgen, Inc., 5.600%,
03/02/2043 71,041
0.0
193,000  Amgen, Inc., 5.650%,
03/02/2053 199,004
0.1
62,000  Amgen, Inc., 5.750%,
03/02/2063 63,953
0.0
150,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 149,191
0.1
59,000  Apple, Inc., 2.850%,
08/05/2061 39,800
0.0
26,000  Apple, Inc., 4.100%,
08/08/2062 22,644
0.0
185,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 171,339
0.1
20,000  AT&T, Inc., 3.550%,
09/15/2055 14,261
0.0
48,000  AT&T, Inc., 3.650%,
09/15/2059 33,907
0.0
36,000  AutoZone, Inc.,
6.250%,
11/01/2028 38,245
0.0
67,000  Avnet, Inc., 5.500%,
06/01/2032 66,095
0.0
52,000  Avnet, Inc., 6.250%,
03/15/2028 53,901
0.0
319,000
(3)
Bank of America
Corp., 1.734%,
07/22/2027 294,143
0.1
75,000
(3)
Bank of America
Corp., 2.087%,
06/14/2029 66,495
0.0
211,000
(3)
Bank of America
Corp., 2.299%,
07/21/2032 173,296
0 .1
105,000
(3)
Bank of America
Corp., 2.551%,
02/04/2028 97,824
0.1
152,000
(3)
Bank of America
Corp., 2.572%,
10/20/2032 126,773
0.1
350,000
(3)
Bank of America
Corp., 2.687%,
04/22/2032 297,264
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
245,000
(3)
Bank of America
Corp., 3.419%,
12/20/2028 $ 231,529
0.1
83,000
(3)
Bank of America
Corp., 3.593%,
07/21/2028 79,234
0.0
104,000
(3)
Bank of America
Corp., 3.846%,
03/08/2037 92,439
0.0
175,000
(3)
Bank of America
Corp., 4.571%,
04/27/2033 167,543
0.1
64,000
(3)
Bank of America
Corp., 5.202%,
04/25/2029 64,549
0.0
92,000
(3)
Bank of America
Corp., 5.288%,
04/25/2034 92,599
0.0
168,000
(3)
Bank of America
Corp., 5.468%,
01/23/2035 171,148
0.1
359,000
(3)
Bank of America
Corp., 5.872%,
09/15/2034 376,067
0.2
143,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 121,389
0.1
132,000
(3)
Bank of America
Corp. RR, 4.375%,
12/31/2199 120,870
0.1
56,000
(2)
BAT Capital Corp.,
6.421%,
08/02/2033 58,771
0.0
61,000  BAT Capital Corp.,
7.079%,
08/02/2043 64,784
0.0
84,000  BAT Capital Corp.,
7.081%,
08/02/2053 89,259
0.0
180,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 177,498
0.1
86,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 86,029
0.0
482,000  Berry Global, Inc.,
1.650%,
01/15/2027 435,626
0.2
62,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 48,916
0.0
35,000
(1)
Blue Owl Credit
Income Corp.,
6.650%,
03/15/2031 34,721
0.0
100,000  Boeing Co., 5.705%,
05/01/2040 100,816
0.1
32,000  Boeing Co., 5.930%,
05/01/2060 31,990
0.0
39,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 39,210
0.0
22,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 22,158
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
56,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 $ 63,417
0.0
76,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 87,417
0.0
177,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 143,874
0.1
170,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 164,076
0.1
85,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 59,967
0.0
100,000  Burlington Northern
Santa Fe LLC,
3.900%,
08/01/2046 83,798
0.0
87,000  Camden Property
Trust, 4.900%,
01/15/2034 85,794
0.0
90,000  Camden Property
Trust, 5.850%,
11/03/2026 92,762
0.0
50,000
(3)
Capital One Financial
Corp., 6.051%,
02/01/2035 50,831
0.0
43,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 35,012
0.0
41,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 35,557
0.0
108,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 89,696
0.0
20,000  Carrier Global Corp.,
2.722%,
02/15/2030 17,872
0.0
31,000
(1)
Carrier Global Corp.,
5.900%,
03/15/2034 33,145
0.0
92,000  Centene Corp.,
2.500%,
03/01/2031 76,533
0.0
241,000  Centene Corp.,
3.000%,
10/15/2030 208,675
0.1
118,000  Centene Corp.,
4.625%,
12/15/2029 113,044
0.1
86,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 83,006
0.0
65,000  Central Garden &
Pet Co., 4.125%,
10/15/2030 58,345
0.0
105,000
(3)
Charles Schwab
Corp., 6.136%,
08/24/2034 111,047
0.1
42,000
(3)
Charles Schwab
Corp. H, 4.000%,
12/31/2199 34,919
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
78,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 $ 67,382
0.0
102,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 106,270
0.1
92,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 94,067
0.0
25,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 17,406
0.0
390,000  Cigna Group, 3.050%,
10/15/2027 370,173
0.2
35,000
(2)
Cigna Group, 5.400%,
03/15/2033 36,170
0.0
96,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 81,122
0.0
118,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 111,739
0.1
42,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 42,306
0.0
259,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 244,052
0.1
170,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 171,702
0.1
105,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 108,032
0.1
33,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 34,192
0.0
64,000  Comcast Corp.,
1.950%,
01/15/2031 53,701
0.0
168,000  Comcast Corp.,
3.750%,
04/01/2040 143,984
0.1
89,000  Comcast Corp.,
4.250%,
01/15/2033 85,649
0.0
59,000  Comcast Corp.,
5.350%,
11/15/2027 60,724
0.0
152,000  Comcast Corp.,
5.500%,
05/15/2064 156,882
0.1
70,000  Comcast Corp.,
5.650%,
06/15/2035 74,651
0.0
84,000
(3)
Comerica, Inc.,
5.982%,
01/30/2030 83,775
0.0
86,000  ConocoPhillips Co.,
5.550%,
03/15/2054 89,930
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
87,000  ConocoPhillips Co.,
5.700%,
09/15/2063 $ 92,152
0.0
42,000  Consolidated Edison
Co. of New York, Inc.,
5.500%,
03/15/2034 43,881
0.0
57,000  Consolidated Edison
Co. of New York, Inc.,
5.900%,
11/15/2053 62,241
0.0
76,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 71,815
0.0
189,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 170,425
0.1
87,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 89,333
0.0
63,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 66,025
0.0
119,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 119,472
0.1
58,000
(1)
Cox Communications,
Inc., 5.800%,
12/15/2053 58,443
0.0
155,000
(1)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 161,021
0.1
200,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp.,
5.625%,
05/01/2027 199,773
0.1
44,000  Crown Castle, Inc.,
2.900%,
03/15/2027 41,293
0.0
51,000  Crown Castle, Inc.,
4.150%,
07/01/2050 41,587
0.0
25,000  Crown Castle, Inc.,
4.800%,
09/01/2028 24,708
0.0
58,000  Crown Castle, Inc.,
5.600%,
06/01/2029 59,138
0.0
77,000  Crown Castle, Inc.,
5.800%,
03/01/2034 79,415
0.0
71,000  CSX Corp., 4.500%,
08/01/2054 64,402
0.0
106,000  Cummins, Inc.,
2.600%,
09/01/2050 88,581
0.0
7,000  CVS Health Corp.,
3.250%,
08/15/2029 6,485
0.0
3,000  CVS Health Corp.,
4.125%,
04/01/2040 2,549
0.0
89,000  CVS Health Corp.,
5.050%,
03/25/2048 81,675
0.0
18,000  CVS Health Corp.,
5.300%,
06/01/2033 18,246
0.0
24,000  CVS Health Corp.,
5.875%,
06/01/2053 24,773
0.0
56,000  CVS Health Corp.,
6.000%,
06/01/2063 57,881
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
210,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 $ 173,305
0.1
220,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 194,822
0.1
96,000  Deere & Co., 3.100%,
04/15/2030 88,885
0.0
92,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 94,016
0.0
135,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 108,559
0.1
42,000
(3)
Discover Financial
Services, 7.964%,
11/02/2034 46,860
0.0
81,000  Discovery
Communications LLC,
5.300%,
05/15/2049 70,246
0.0
28,000  Dollar General Corp.,
3.500%,
04/03/2030 25,831
0.0
86,000
(3)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 82,988
0.0
158,000
(3)
Dominion Energy,
Inc. C, 4.350%,
12/31/2199 143,459
0.1
185,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 165,876
0.1
266,000  DTE Electric Co.,
2.250%,
03/01/2030 234,038
0.1
82,000  DTE Electric Co.,
4.300%,
07/01/2044 72,368
0.0
10,000  Duke Energy
Carolinas LLC,
3.750%,
06/01/2045 7,973
0.0
3,000  Duke Energy
Carolinas LLC,
3.875%,
03/15/2046 2,420
0.0
3,000  Duke Energy
Carolinas LLC,
4.250%,
12/15/2041 2,640
0.0
24,000  Duke Energy
Carolinas LLC,
5.350%,
01/15/2053 24,171
0.0
804,000  Duke Energy Corp.,
2.650%,
09/01/2026 764,669
0.3
93,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 78,220
0.0
37,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 39,592
0.0
40,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 40,012
0.0
3,000  Duke Energy Ohio,
Inc., 3.700%,
06/15/2046 2,325
0.0
26,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 26,504
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000  Duke Energy Ohio,
Inc., 5.650%,
04/01/2053 $ 19,691
0.0
3,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 2,549
0.0
37,000  Elevance Health, Inc.,
4.900%,
02/08/2026 36,904
0.0
165,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 166,868
0.1
195,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 176,671
0.1
117,000  Energy Transfer L.P.,
4.250%,
04/01/2024 116,654
0.1
846,000  Energy Transfer L.P.,
4.900%,
02/01/2024 846,000
0.3
327,000  Energy Transfer L.P.,
5.400%,
10/01/2047 304,404
0.1
114,000  Energy Transfer L.P.,
5.550%,
05/15/2034 114,743
0.1
96,000  Energy Transfer L.P.,
5.950%,
05/15/2054 96,348
0.0
165,000
(1)
EnLink Midstream
LLC, 6.500%,
09/01/2030 168,504
0.1
12,000  Entergy Arkansas
LLC, 3.350%,
06/15/2052 8,591
0.0
35,000  Entergy Arkansas
LLC, 4.200%,
04/01/2049 29,850
0.0
29,000  Entergy Arkansas
LLC, 5.150%,
01/15/2033 29,615
0.0
157,000  Entergy Corp.,
2.800%,
06/15/2030 138,008
0.1
75,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 74,983
0.0
23,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 24,533
0.0
118,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 103,684
0.1
46,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 46,315
0.0
49,000
(2)
Estee Lauder
Cos., Inc., 4.650%,
05/15/2033 48,851
0.0
68,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 47,339
0.0
65,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 55,574
0.0
79,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 82,470
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
34,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 $ 36,376
0.0
106,000  Eversource Energy,
2.900%,
03/01/2027 99,995
0.1
45,000  Eversource Energy,
5.125%,
05/15/2033 44,351
0.0
60,000  Eversource Energy,
5.450%,
03/01/2028 61,131
0.0
58,000  Eversource Energy,
5.500%,
01/01/2034 58,688
0.0
76,000
(2)
Eversource Energy,
5.950%,
02/01/2029 79,089
0.0
92,000  Eversource Energy U,
1.400%,
08/15/2026 84,267
0.0
97,000  Exelon Corp., 5.150%,
03/15/2028 98,463
0.1
110,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 89,117
0.0
58,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 46,658
0.0
53,000
(2)
FedEx Corp., 5.250%,
05/15/2050 51,812
0.0
500,000  First Horizon Bank,
5.750%,
05/01/2030 484,649
0.2
14,000  Florida Power &
Light Co., 2.875%,
12/04/2051 9,498
0.0
94,000  Florida Power &
Light Co., 4.125%,
02/01/2042 83,840
0.0
49,000  Florida Power &
Light Co., 4.625%,
05/15/2030 49,292
0.0
35,000  FMC Corp., 5.150%,
05/18/2026 35,036
0.0
210,000
(2)
Ford Motor Co.,
6.100%,
08/19/2032 210,530
0.1
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 194,413
0.1
56,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 58,426
0.0
227,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 213,305
0.1
119,000  GATX Corp., 6.900%,
05/01/2034 131,674
0.1
185,000
(1)
GCI LLC, 4.750%,
10/15/2028 169,721
0.1
248,000
(2)
General Mills, Inc.,
2.875%,
04/15/2030 223,497
0.1
301,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 302,142
0.1
83,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 85,243
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
39,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 $ 40,063
0.0
40,000  Georgia Power Co.,
4.650%,
05/16/2028 40,095
0.0
49,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 48,441
0.0
180,000
(1)(2)
Gray Television, Inc.,
7.000%,
05/15/2027 176,151
0.1
185,000
(1)
H&E Equipment
Services, Inc.,
3.875%,
12/15/2028 168,134
0.1
44,000  HCA, Inc., 2.375%,
07/15/2031 36,482
0.0
24,000  HCA, Inc., 3.125%,
03/15/2027 22,823
0.0
267,000  HCA, Inc., 4.125%,
06/15/2029 255,106
0.1
2,000  HCA, Inc., 4.375%,
03/15/2042 1,712
0.0
145,000  HCA, Inc., 5.250%,
04/15/2025 144,875
0.1
214,000  HCA, Inc., 5.375%,
09/01/2026 215,215
0.1
152,000  Healthpeak OP LLC,
3.000%,
01/15/2030 135,853
0.1
100,000
(2)
Healthpeak OP LLC,
5.250%,
12/15/2032 100,304
0.1
111,000  HEICO Corp., 5.250%,
08/01/2028 113,084
0.1
129,000  Hess Corp., 4.300%,
04/01/2027 127,500
0.1
200,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 192,758
0.1
175,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 188,207
0.1
79,000  Home Depot, Inc.,
2.700%,
04/15/2030 71,610
0.0
89,000  Home Depot, Inc.,
4.900%,
04/15/2029 91,162
0.0
42,000  HP, Inc., 2.650%,
06/17/2031 35,628
0.0
35,000
(3)
Huntington
Bancshares, Inc.,
2.487%,
08/15/2036 26,716
0.0
214,000
(3)
Huntington
Bancshares, Inc.,
5.709%,
02/02/2035 215,618
0.1
41,000
(1)(2)
Hyundai Capital
America, 5.400%,
01/08/2031 41,804
0.0
80,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 82,211
0.0
129,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 134,816
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
87,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 $ 92,529
0.0
147,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 146,845
0.1
201,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 201,039
0.1
79,000  Idaho Power Co.,
5.800%,
04/01/2054 83,277
0.0
55,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 51,254
0.0
37,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 37,970
0.0
37,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 38,667
0.0
56,000  Intel Corp., 3.750%,
08/05/2027 54,787
0.0
75,000  Intel Corp., 5.125%,
02/10/2030 77,282
0.0
32,000  Intel Corp., 5.700%,
02/10/2053 33,688
0.0
60,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 51,462
0.0
61,000  International Business
Machines Corp.,
4.150%,
07/27/2027 60,212
0.0
43,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 28,494
0.0
147,000  Intuit, Inc., 5.125%,
09/15/2028 151,046
0.1
123,000  Intuit, Inc., 5.200%,
09/15/2033 127,662
0.1
116,000  Intuit, Inc., 5.500%,
09/15/2053 123,864
0.1
23,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 23,188
0.0
196,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 184,129
0.1
54,000
(2)
John Deere Capital
Corp., 4.500%,
01/16/2029 54,071
0.0
184,000  John Deere Capital
Corp., 4.700%,
06/10/2030 186,202
0.1
118,000  Johnson & Johnson,
3.625%,
03/03/2037 107,425
0.1
66,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 69,968
0.0
268,000
(3)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 244,720
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
121,000
(3)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 $ 112,342
0.1
291,000
(3)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 259,342
0.1
201,000
(3)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 184,532
0.1
48,000
(3)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 46,660
0.0
337,000
(3)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 318,196
0.1
802,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 767,306
0.3
604,000
(3)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 584,926
0.2
49,000
(3)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 48,132
0.0
311,000
(3)
JPMorgan Chase
& Co., 5.336%,
01/23/2035 316,178
0.1
463,000
(3)
JPMorgan Chase
& Co. R, 8.868%,
(TSFR3M + 3.562%),
12/31/2199 465,515
0.2
28,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 28,956
0.0
100,000
(2)
Kenvue, Inc., 4.900%,
03/22/2033 102,069
0.1
42,000  Kenvue, Inc., 5.050%,
03/22/2028 42,964
0.0
63,000  Kenvue, Inc., 5.200%,
03/22/2063 64,124
0.0
45,000
(3)
KeyCorp, 4.789%,
06/01/2033 41,351
0.0
199,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 197,450
0.1
39,000  KLA Corp., 4.700%,
02/01/2034 38,905
0.0
54,000  KLA Corp., 5.250%,
07/15/2062 54,924
0.0
89,000  Kraft Heinz Foods Co.,
6.875%,
01/26/2039 103,522
0.1
220,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 197,207
0.1
66,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 48,687
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
153,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 $ 154,890
0.1
80,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 80,615
0.0
60,000  Lockheed Martin
Corp., 5.200%,
02/15/2064 60,885
0.0
39,000
(2)
Lockheed Martin
Corp., 5.250%,
01/15/2033 40,870
0.0
28,000  Lockheed Martin
Corp., 5.900%,
11/15/2063 31,640
0.0
28,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 28,983
0.0
40,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 42,347
0.0
30,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 31,637
0.0
205,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 172,114
0.1
135,000
(1)
Mars, Inc., 2.375%,
07/16/2040 95,493
0.0
152,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 163,813
0.1
52,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 53,921
0.0
210,000
(1)(2)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 179,699
0.1
205,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 185,787
0.1
25,000  Merck & Co., Inc.,
4.500%,
05/17/2033 24,898
0.0
47,000  Merck & Co., Inc.,
5.000%,
05/17/2053 47,122
0.0
48,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 46,594
0.0
101,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 90,978
0.0
25,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 22,940
0.0
175,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 189,948
0.1
374,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 365,203
0.2
66,000
(2)
Mid-America
Apartments L.P.,
5.000%,
03/15/2034 66,010
0.0
67,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 73,306
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
168,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 $ 144,231
0.1
43,000
(2)
Mohawk Industries,
Inc., 5.850%,
09/18/2028 44,604
0.0
75,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 78,319
0.0
218,000
(3)
Morgan Stanley,
1.164%,
10/21/2025 210,598
0.1
103,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 94,558
0.0
380,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 352,009
0.1
107,000
(3)
Morgan Stanley,
2.720%,
07/22/2025 105,539
0.1
951,000  Morgan Stanley,
3.125%,
07/27/2026 912,861
0.4
41,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 39,211
0.0
82,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 82,573
0.0
210,000
(3)
Morgan Stanley,
5.250%,
04/21/2034 210,195
0.1
24,000
(3)
Morgan Stanley,
5.424%,
07/21/2034 24,322
0.0
180,000
(2)(3)
Morgan Stanley,
5.466%,
01/18/2035 183,761
0.1
166,000
(3)
Morgan Stanley,
5.854%, (SOFRRATE
+ 0.509%),
01/22/2025 165,958
0.1
262,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 267,646
0.1
31,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 32,426
0.0
51,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 56,480
0.0
319,000  MPLX L.P., 4.000%,
03/15/2028 309,027
0.1
215,000  MPT Operating
Partnership L.P. /
MPT Finance Corp.,
3.500%,
03/15/2031 131,938
0.1
89,000  Mylan, Inc., 5.200%,
04/15/2048 74,577
0.0
250,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 244,235
0.1
83,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 78,348
0.0
55,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 55,401
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
51,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 $ 53,862
0.0
58,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 60,304
0.0
190,000
(1)
Nationstar Mortgage
Holdings, Inc.,
5.125%,
12/15/2030 171,010
0.1
180,000  Navient Corp.,
5.000%,
03/15/2027 171,859
0.1
169,000
(1)
Nestle Holdings, Inc.,
1.250%,
09/15/2030 139,416
0.1
161,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 159,876
0.1
28,000  Nevada Power Co.,
6.000%,
03/15/2054 30,158
0.0
121,000
(1)
New York Life Global
Funding, 5.000%,
01/09/2034 121,407
0.1
22,000
(1)
New York Life
Insurance Co.,
3.750%,
05/15/2050 17,342
0.0
84,000  NextEra Energy
Capital Holdings, Inc.,
4.255%,
09/01/2024 83,354
0.0
60,000  NextEra Energy
Capital Holdings, Inc.,
5.250%,
03/15/2034 60,419
0.0
89,000  NextEra Energy
Capital Holdings, Inc.,
6.051%,
03/01/2025 89,777
0.0
90,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 91,019
0.0
29,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 26,030
0.0
45,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 45,951
0.0
42,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 44,243
0.0
95,000  Norfolk Southern
Corp., 5.950%,
03/15/2064 104,308
0.1
53,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 49,430
0.0
43,000  Northrop Grumman
Corp., 4.900%,
06/01/2034 43,283
0.0
24,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 17,657
0.0
8,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.625%,
09/30/2059 5,879
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
190,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 $ 176,433
0.1
52,000  Nucor Corp., 4.300%,
05/23/2027 51,655
0.0
96,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 98,364
0.1
15,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 16,212
0.0
33,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 36,768
0.0
180,000  Olin Corp., 5.000%,
02/01/2030 169,892
0.1
254,000  Oracle Corp., 2.800%,
04/01/2027 239,693
0.1
440,000  Oracle Corp., 2.950%,
05/15/2025 428,436
0.2
144,000  Oracle Corp., 3.800%,
11/15/2037 122,996
0.1
63,000  Oracle Corp., 6.150%,
11/09/2029 67,254
0.0
38,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 36,611
0.0
92,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 91,195
0.0
250,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 228,955
0.1
30,000
(2)
Ovintiv, Inc., 5.650%,
05/15/2028 30,547
0.0
39,000
(2)
Ovintiv, Inc., 6.250%,
07/15/2033 40,703
0.0
44,000  Ovintiv, Inc., 7.100%,
07/15/2053 49,026
0.0
175,000
(1)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 176,106
0.1
24,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 18,866
0.0
20,000
(2)
Pacific Gas and
Electric Co., 4.300%,
03/15/2045 15,988
0.0
31,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 25,708
0.0
42,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 46,279
0.0
31,000  PacifiCorp, 5.450%,
02/15/2034 31,434
0.0
59,000  Packaging Corp. of
America, 5.700%,
12/01/2033 61,989
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000  Paramount Global,
4.375%,
03/15/2043 $ 7,249
0.0
43,000
(2)
Paramount Global,
4.950%,
05/19/2050 34,325
0.0
32,000  Paramount Global,
5.850%,
09/01/2043 28,467
0.0
129,000
(3)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 115,312
0.1
10,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 9,112
0.0
5,000  PayPal Holdings, Inc.,
4.400%,
06/01/2032 4,931
0.0
92,000
(2)
PayPal Holdings, Inc.,
5.250%,
06/01/2062 90,386
0.0
57,000
(2)
PECO Energy Co.,
4.900%,
06/15/2033 57,563
0.0
49,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 48,933
0.0
161,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 169,374
0.1
92,000  PepsiCo, Inc., 5.125%,
11/10/2026 93,748
0.0
74,000  Phillips 66, 3.850%,
04/09/2025 72,939
0.0
262,000  Plains All American
Pipeline L.P. / PAA
Finance Corp.,
3.600%,
11/01/2024 258,021
0.1
128,000
(3)
PNC Financial
Services Group, Inc.,
5.676%,
01/22/2035 131,407
0.1
25,000
(3)
PNC Financial
Services Group,
Inc. U, 6.000%,
12/31/2199 23,959
0.0
195,000
(3)
PNC Financial
Services Group,
Inc. W, 6.250%,
12/31/2199 185,716
0.1
185,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 170,289
0.1
180,000
(1)(2)
Post Holdings, Inc.,
5.500%,
12/15/2029 174,148
0.1
195,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 177,721
0.1
37,000  Prologis L.P., 2.250%,
01/15/2032 30,826
0.0
43,000  Prologis L.P., 5.000%,
03/15/2034 43,221
0.0
69,000  Prologis L.P., 5.250%,
03/15/2054 69,727
0.0
6,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 4,922
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
65,000
(2)
Public Service Electric
and Gas Co., 5.200%,
08/01/2033 $ 67,413
0.0
52,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 54,594
0.0
149,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 124,016
0.1
43,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 30,188
0.0
30,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 26,214
0.0
25,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 22,375
0.0
62,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 67,996
0.0
149,000  Raytheon
Technologies Corp.,
4.500%,
06/01/2042 136,464
0 .1
90,000  Realty Income Corp.,
5.125%,
02/15/2034 89,439
0.0
35,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 28,214
0.0
18,000  Reynolds American,
Inc., 5.850%,
08/15/2045 16,680
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 226,636
0.1
118,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 96,238
0.0
28,000  Ross Stores, Inc.,
4.700%,
04/15/2027 27,838
0.0
86,000  Ryder System, Inc.,
5.250%,
06/01/2028 87,532
0.0
62,000
(2)
Ryder System, Inc.,
6.300%,
12/01/2028 65,750
0.0
77,000  Ryder System, Inc.,
6.600%,
12/01/2033 84,098
0.0
25,000  S&P Global, Inc.,
1.250%,
08/15/2030 20,364
0.0
96,000  S&P Global, Inc.,
2.700%,
03/01/2029 88,380
0.0
73,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 74,132
0.0
108,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 97,963
0.1
110,000
(1)
Sealed Air Corp/
Sealed Air Corp. US,
7.250%,
02/15/2031 115,136
0.1
77,000  Selective Insurance
Group, Inc., 5.375%,
03/01/2049 74,396
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
175,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 $ 166,387
0.1
195,000
(1)(2)
Sonic Automotive, Inc.,
4.875%,
11/15/2031 169,444
0.1
44,000
(2)
Southern California
Gas Co., 5.200%,
06/01/2033 45,014
0.0
74,000  Southern Co., 5.113%,
08/01/2027 74,947
0.0
38,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 38,172
0.0
97,000  Sprint Capital Corp.,
6.875%,
11/15/2028 104,862
0.1
231,000  Sprint Capital Corp.,
8.750%,
03/15/2032 283,308
0.1
190,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 161,736
0.1
205,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 186,478
0.1
83,000
(3)
State Street Corp.,
5.684%,
11/21/2029 85,865
0.0
207,000
(3)
State Street Corp.,
6.123%,
11/21/2034 219,009
0.1
23,000
(3)
State Street Corp. I,
6.700%,
12/31/2199 23,000
0.0
180,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp.,
7.250%,
01/15/2031 187,176
0.1
102,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 103,040
0.1
44,000
(2)
Targa Resources
Corp., 4.950%,
04/15/2052 38,414
0.0
141,000  Targa Resources
Corp., 6.500%,
03/30/2034 152,126
0.1
31,000
(1)
Teachers Insurance
& Annuity Association
of America, 3.300%,
05/15/2050 22,408
0.0
46,000
(1)
Teachers Insurance
& Annuity Association
of America, 4.900%,
09/15/2044 43,413
0.0
45,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 38,013
0.0
215,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 194,200
0.1
60,000  Texas Instruments,
Inc., 5.000%,
03/14/2053 60,011
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
117,000  Texas Instruments,
Inc., 5.050%,
05/18/2063 $ 116,561
0.1
162,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 165,699
0.1
95,000  Thermo Fisher
Scientific, Inc.,
5.000%,
01/31/2029 97,224
0.1
82,000
(2)
Thermo Fisher
Scientific, Inc.,
5.086%,
08/10/2033 84,807
0.0
44,000  Thermo Fisher
Scientific, Inc.,
5.404%,
08/10/2043 46,075
0.0
86,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 75,762
0.0
4,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 3,637
0.0
7,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 6,318
0.0
2,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 1,897
0.0
46,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 43,514
0.0
54,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 59,070
0.0
105,000  Toyota Motor Credit
Corp., 4.550%,
09/20/2027 105,546
0.1
101,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 106,115
0.1
350,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 365,234
0.2
67,000
(3)
Truist Financial Corp.,
4.916%,
07/28/2033 63,054
0.0
123,000
(3)
Truist Financial Corp.,
5.435%,
01/24/2030 124,092
0.1
307,000
(3)
Truist Financial Corp.,
5.711%,
01/24/2035 312,303
0.1
50,000
(3)
Truist Financial Corp.,
6.296%, (TSFR3M +
0.912%),
03/15/2028 47,046
0.0
42,000
(3)
Truist Financial
Corp. N, 4.800%,
12/31/2199 40,194
0.0
36,000
(3)
Truist Financial
Corp. Q, 5.100%,
12/31/2199 33,387
0.0
16,000  Union Pacific Corp.,
3.750%,
02/05/2070 12,244
0.0
55,000  Union Pacific Corp.,
3.799%,
10/01/2051 45,151
0.0
43,000  Union Pacific Corp.,
3.950%,
08/15/2059 35,052
0.0
105,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 97,215
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
158,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 $ 119,580
0.1
82,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 63,821
0.0
38,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 37,791
0.0
62,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 62,192
0.0
195,000
(1)(2)
Univision
Communications, Inc.,
4.500%,
05/01/2029 173,424
0.1
51,999  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 51,999
0.0
8,113  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 7,948
0.0
55,000
(3)
US Bancorp, 4.967%,
07/22/2033 52,261
0.0
88,000
(3)
US Bancorp, 5.384%,
01/23/2030 89,071
0.0
43,000
(3)
US Bancorp, 5.678%,
01/23/2035 44,016
0.0
261,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 253,695
0.1
33,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 28,035
0.0
165,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 166,729
0.1
26,000
(1)
Veralto Corp., 5.450%,
09/18/2033 26,675
0.0
9,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 7,359
0.0
6,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 5,160
0.0
91,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 77,367
0.0
7,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 6,685
0.0
135,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 130,836
0.1
215,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 202,083
0.1
152,000  Viatris, Inc., 2.700%,
06/22/2030 129,763
0.1
39,000  Viatris, Inc., 3.850%,
06/22/2040 29,546
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
43,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 $ 45,021
0.0
435,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 399,790
0 .2
181,000  VMware, Inc., 1.400%,
08/15/2026 165,736
0.1
97,000  Walmart, Inc., 4.000%,
04/15/2030 96,252
0.0
146,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 140,299
0.1
38,000  Warnermedia
Holdings, Inc.,
5.050%,
03/15/2042 33,709
0.0
158,000  Warnermedia
Holdings, Inc.,
5.141%,
03/15/2052 135,906
0.1
17,000  Warnermedia
Holdings, Inc.,
5.391%,
03/15/2062 14,643
0.0
22,000  Waste Management,
Inc., 2.000%,
06/01/2029 19,413
0.0
40,000  Waste Management,
Inc., 4.625%,
02/15/2030 40,222
0.0
18,000  Waste Management,
Inc., 4.625%,
02/15/2033 17,881
0.0
29,000
(2)
Waste Management,
Inc., 4.875%,
02/15/2029 29,539
0.0
137,000  Waste Management,
Inc., 4.875%,
02/15/2034 138,018
0.1
20,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 20,012
0.0
28,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 28,398
0.0
53,000
(3)
Wells Fargo & Co.,
2.164%,
02/11/2026 51,219
0.0
81,000  Wells Fargo & Co.,
3.000%,
10/23/2026 77,061
0.0
60,000
(3)
Wells Fargo & Co.,
3.526%,
03/24/2028 57,521
0.0
64,000
(3)
Wells Fargo & Co.,
4.540%,
08/15/2026 63,378
0.0
239,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 241,236
0.1
138,000
(2)(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 140,797
0.1
40,000
(3)
Wells Fargo & Co.,
5.557%,
07/25/2034 40,853
0.0
57,000  Western Midstream
Operating L.P.,
4.750%,
08/15/2028 55,895
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
393,000  Western Midstream
Operating L.P.,
5.300%,
03/01/2048 $ 344,870
0.1
37,000  Westlake Corp.,
3.125%,
08/15/2051 24,283
0.0
50,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 49,771
0.0
56,000  Williams Cos., Inc.,
4.900%,
03/15/2029 56,111
0.0
185,000
(1)
XHR L.P., 4.875%,
06/01/2029 170,774
0.1
225,000
(1)(2)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 171,353
0.1
71,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 73,129
0.0
54,717,925
20.9
Total Corporate
Bonds/Notes
(Cost $74,811,837)
72,916,248
27.8
SOVEREIGN BONDS : 19.4%
Australia : 0.2%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 418,712
0.2
Brazil : 0.6%
BRL
1,310,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 1,196,399
0.5
400,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 396,480
0.1
1,592,879
0.6
Canada : 0.8%
CAD
1,100,000  Canadian Government
Bond 000A,
2.000
%,
12/01/2051 625,604
0.2
1,501,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 1,483,675
0.6
2,109,279
0.8
China : 8.9%
CNY
9,950,000  China Government
Bond 1824,
4.080
%,
10/22/2048 1,723,716
0.7
CNY
34,570,000  China Government
Bond 1827,
3.250
%,
11/22/2028 5,040,880
1.9
CNY
1,110,000  China Government
Bond 1906,
3.290
%,
05/23/2029 162,625
0.1
CNY
29,170,000  China Government
Bond 1907,
3.250
%,
06/06/2026 4,174,139
1.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
23,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 $ 3,271,546
1.3
CNY
4,500,000  China Government
Bond INBK,
2.690
%,
08/12/2026 634,570
0.2
CNY
6,300,000  China Government
Bond INBK,
2.800
%,
11/15/2032 900,918
0.3
CNY
35,120,000  China Government
Bond INBK,
2.850
%,
06/04/2027 4,992,161
1.9
CNY
1,800,000  China Government
Bond INBK,
2.880
%,
02/25/2033 259,315
0.1
CNY
3,400,000  China Government
Bond INBK,
3.120
%,
10/25/2052 513,378
0.2
CNY
2,970,000  China Government
Bond INBK,
3.320
%,
04/15/2052 464,625
0.2
CNY
7,750,000  China Government
Bond SH,
2.690
%,
08/15/2032 1,097,546
0.4
23,235,419
8.9
Colombia : 0.2%
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 615,001
0.2
Czechia : 0.1%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 384,337
0.1
Germany : 0.1%
EUR
60,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 61,021
0.1
EUR
40,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.000
%,
08/15/2025 42,166
0.0
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 30,655
0.0
133,842
0.1
Guatemala : 0.1%
250,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 254,375
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Indonesia : 0.4%
IDR
13,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 $ 1,005,399
0.4
Italy : 0.5%
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 649,741
0.2
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 31Y,
5.000
%,
08/01/2034 768,232
0.3
1,417,973
0.5
Malaysia : 1.5%
MYR
18,342,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 3,889,648
1.5
Mexico : 1.3%
MXN
58,700,000  Mexican Bonos M,
7.750
%,
05/29/2031 3,157,919
1.2
200,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 129,550
0.0
250,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 249,363
0.1
3,536,832
1.3
Panama : 0.1%
200,000  Panama Government
International Bond,
6.875
%,
01/31/2036 193,100
0.1
Peru : 0.4%
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,095,933
0.4
Poland : 0.2%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 419,020
0.2
Portugal : 0.6%
EUR
1,664,000
(1)
Portugal Obrigacoes
do Tesouro OT 15Y,
2.250
%,
04/18/2034 1,700,999
0.6
Romania : 0.5%
RON
5,510,000  Romania Government
Bond 7Y,
3.250
%,
04/29/2024 1,189,425
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Romania: (continued)
134,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 $ 136,861
0.0
1,326,286
0.5
Russian Federation : 0.1%
RUB
47,938,000
(4)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 226,405
0.1
Saudi Arabia : 0.1%
200,000
(1)
Saudi Government
International Bond,
5.750
%,
01/16/2054 196,325
0.1
South Africa : 1.1%
ZAR
55,875,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 2,516,950
0.9
475,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 433,485
0.2
2,950,435
1.1
Spain : 0.9%
EUR
1,284,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 1,306,588
0.5
EUR
1,092,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 990,768
0.4
2,297,356
0.9
Thailand : 0.6%
THB
1,200,000  Thailand Government
Bond,
0.750
%,
06/17/2024 33,608
0.0
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,205,020
0.5
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 245,769
0.1
1,484,397
0.6
Ukraine : 0.1%
250,000
(4)
Ukraine Government
International Bond,
7.253
%,
03/15/2035 57,500
0.0
525,000
(4)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 120,251
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
800,000
(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 $ 204,800
0.1
382,551
0.1
Total Sovereign Bonds
(Cost $55,485,670)
50,866,503
19.4
COLLATERALIZED MORTGAGE OBLIGATIONS : 17.2%
United States : 17.2%
232,769
(3)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.084%,
05/25/2036 197,571
0.1
61,849
(3)
Alternative Loan Trust
2005-53T2 2A6,
5.950%, (TSFR1M +
0.614%),
11/25/2035 34,127
0.0
104,273  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 52,186
0.0
146,601
(3)
Alternative Loan
Trust 2007-23CB A3,
5.950%, (TSFR1M +
0.614%),
09/25/2037 58,223
0.0
320,743  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 159,676
0.1
260,402  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 230,875
0.1
1,046,126
(1)(3)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 864,906
0.3
725,123
(1)(3)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 584,799
0.2
282,556
(1)(3)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 228,875
0.1
149,618
(1)(3)
CSMC Trust 2015-
2 B3, 3.884%,
02/25/2045 141,353
0.1
104,861
(1)(3)
CSMC Trust 2015-
3 B1, 3.819%,
03/25/2045 100,034
0.0
7,072
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2018-
R07 1M2, 7.859%,
(SOFR30A + 2.514%),
04/25/2031 7,072
0.0
9,019
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2019-
R01 2M2, 7.909%,
(SOFR30A + 2.564%),
07/25/2031 9,057
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,000,000
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2020-
SBT1 2M2, 9.109%,
(SOFR30A + 3.764%),
02/25/2040 $ 1,055,207
0.4
87,996  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 89,712
0.0
2,313,543
(3)(5)
Fannie Mae REMIC
Trust 2005-
18 SC, 1.064%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 86,719
0.0
72,135
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.164%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 73,074
0.0
66,944
(3)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.154%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 88,250
0.0
841,954
(3)(5)
Fannie Mae REMIC
Trust 2007-
36 SN, 1.311%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 81,460
0.0
49,770
(3)
Fannie Mae REMIC
Trust 2007-
55 DS, 1.352%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 44,889
0.0
335,196
(3)(5)
Fannie Mae REMIC
Trust 2007-
9 SE, 0.621%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 23,299
0.0
551,239
(3)(5)
Fannie Mae REMIC
Trust 2008-
41 S, 1.341%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 57,211
0.0
557,648
(3)(5)
Fannie Mae REMIC
Trust 2008-
53 FI, 0.641%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 37,154
0.0
282,190
(3)(5)
Fannie Mae REMIC
Trust 2008-
58 SM, 0.641%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 25,152
0.0
1,696,652
(3)(5)
Fannie Mae REMIC
Trust 2009-
106 SA, 0.791%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 130,554
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
147,528
(3)
Fannie Mae REMIC
Trust 2009-
66 SL, 5.407%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 $ 120,736
0.1
93,200
(3)
Fannie Mae REMIC
Trust 2009-
66 SW, 5.574%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 72,237
0.0
2,295,386
(3)(5)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.611%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 159,304
0.1
2,334,249
(3)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.101%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 250,339
0.1
933,058
(3)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.491%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 63,397
0.0
140,150
(3)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 0.991%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 15,758
0.0
456,550
(3)(5)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.091%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 9,202
0.0
391,065
(5)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 25,597
0.0
579,878
(5)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 50,703
0.0
4,087,084
(5)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 973,483
0 .4
11,604,466
(5)
Fannie Mae REMIC
Trust 2015-58 KI,
6.000%,
03/25/2037 2,094,842
0.8
5,971,146
(3)(5)
Fannie Mae REMIC
Trust 2015-
59 SK, 0.191%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 470,053
0.2
10,924,513
(3)(5)
Fannie Mae REMIC
Trust 2016-
54 SL, 0.541%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 1,169,554
0.5
871,219
(1)(3)
Flagstar Mortgage
Trust 2018-2 B2,
4.009%,
04/25/2048 780,203
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
73,550
(3)(5)
Freddie Mac
REMIC Trust
2303 SY, 3.240%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 $ 8,733
0.0
572,489
(3)(5)
Freddie Mac
REMIC Trust 2989
GU, 1.540%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 40,439
0.0
590,019
(3)(5)
Freddie Mac
REMIC Trust
3271 SB, 0.590%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 46,139
0.0
1,765,241
(3)(5)
Freddie Mac
REMIC Trust
3424 HI, 0.440%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 139,320
0.1
314,900
(5)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 35,291
0.0
1,286,063
(3)(5)
Freddie Mac
REMIC Trust
3693 SC, 1.040%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 144,929
0.1
2,142,112
(3)(5)
Freddie Mac
REMIC Trust
3856 KS, 1.090%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 218,873
0.1
332,880
(3)(5)
Freddie Mac
REMIC Trust
3925 SD, 0.590%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 8,477
0.0
956,905
(3)(5)
Freddie Mac
REMIC Trust 4040
SW, 1.170%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 66,018
0.0
112,073
(3)(5)
Freddie Mac
REMIC Trust 4077
SM, 1.240%,
(-1.000*SOFR30A +
6.586%),
08/15/2040 466
0.0
8,292,133
(3)(5)
Freddie Mac
REMIC Trust
4096 SB, 0.540%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 882,336
0.3
440,123
(5)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 30,755
0.0
682,431
(5)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 68,199
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
5,265,631
(3)(5)
Freddie Mac
REMIC Trust 4480
WS, 0.720%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 $ 599,601
0 .2
2,069,655
(3)(5)
Freddie Mac
REMIC Trust 4623
MS, 0.540%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 228,340
0.1
12,028,526
(5)
Freddie Mac REMIC
Trust 4695 IO,
4.500%,
10/15/2041 2,385,989
0.9
1,148,953  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 1,075,673
0.4
1,241,491  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 1,157,443
0.5
9,855,347
(3)(5)
Freddie Mac
REMIC Trust
4938 ES, 0.541%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 807,179
0.3
700,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.445%,
(SOFR30A + 2.100%),
09/25/2041 704,241
0.3
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.195%,
(SOFR30A + 1.850%),
01/25/2042 1,003,598
0 .4
600,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.745%,
(SOFR30A + 2.400%),
02/25/2042 613,603
0.2
500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.095%,
(SOFR30A + 3.750%),
02/25/2042 521,322
0.2
1,100,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.595%,
(SOFR30A + 5.250%),
03/25/2042 1,186,572
0.5
950,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA2 M1B, 8.695%,
(SOFR30A + 3.350%),
06/25/2043 1,001,957
0.4
7,710,155
(5)
Freddie Mac Strips
324 C21, 6.000%,
06/15/2039 1,675,316
0.6
131,807
(3)(5)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 10,779
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
436,669
(3)(5)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 $ 56,962
0.0
2,662,374
(5)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 201,648
0.1
7,287,234
(5)
Freddie Mac Strips
351 C22, 3.500%,
02/15/2046 1,352,552
0.5
5,470,402
(5)
Freddie Mac Strips
351 C23, 4.000%,
02/15/2046 1,146,558
0.4
1,076,620
(3)(5)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 46,166
0.0
1,326,592
(3)(5)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 76,609
0.0
870,284
(3)(5)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 63,502
0.0
2,966,014
(3)(5)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 498,599
0.2
5,881,865
(3)(5)
Freddie Mac Strips
351 C34, 3.500%,
02/15/2046 977,126
0.4
198,721
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 187,991
0.1
138,040
(3)
Ginnie Mae 2007-
8 SP, 4.374%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 163,769
0.1
8,723,129
(3)(5)
Ginnie Mae 2009-
106 CM, 1.148%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 293,282
0.1
752,621
(3)(5)
Ginnie Mae 2010-
116 NS, 1.198%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 56,858
0.0
87,248
(5)
Ginnie Mae 2010-
6 IA, 5.000%,
11/20/2039 3,899
0.0
323,913
(5)
Ginnie Mae 2011-
116 BI, 4.000%,
08/16/2026 6,294
0.0
703,413
(5)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 81,577
0.0
272,578
(5)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 9,044
0.0
8,414,487
(5)
Ginnie Mae 2015-
10 IX, 4.500%,
01/20/2045 1,751,308
0.7

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
767,272
(5)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 $ 67,028
0.0
3,378,980
(5)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 602,226
0.2
5,748,343
(5)
Ginnie Mae 2019-
89 QI, 4.000%,
04/20/2046 918,087
0 .4
159,010
(3)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.870%,
(TSFR1M + 0.534%),
04/25/2036 135,337
0.1
9,774
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 9,072
0.0
12,500
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 11,398
0.0
782,211
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 629,062
0.2
1,132,958
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
PJ10 A8, 2.500%,
03/25/2052 997,108
0.4
356,236
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 286,045
0.1
1,393,964
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,166,928
0.5
446,848
(1)(3)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 374,069
0.2
728,045
(1)(3)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 620,346
0.2
2,237,337
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 2,173,572
0.8
336,042
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 296,045
0.1
51,447
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 46,671
0.0
85,744
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 77,970
0.0
11,259
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 10,916
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
67,902
(1)(3)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 $ 58,596
0.0
164,174
(1)(3)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 149,951
0.1
300,000
(1)(3)
Mill City Mortgage
Loan Trust 2017-
1 M2, 3.250%,
11/25/2058 288,610
0.1
300,000
(1)(3)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 282,436
0.1
296,073
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 238,105
0.1
50,813
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 46,634
0.0
153,190
(1)(3)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 135,283
0.1
534,146
(1)(3)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 428,901
0.2
816,100
(1)(3)
RCKT Mortgage Trust
2021-1 A1, 2.500%,
03/25/2051 667,494
0.3
18,015
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 16,507
0.0
300,000
(1)(3)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 206,785
0 .1
1,851
(3)
Structured Asset
Securities Corp.
2004-4XS 1A6,
4.890%,
02/25/2034 1,805
0.0
1,000,000
(1)(3)
Verus Securitization
Trust 2021-1 M1,
1.968%,
01/25/2066 744,370
0.3
5,571,462
(3)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 5,450
0.0
36,963
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.489%,
10/25/2036 32,948
0.0
128,597
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.405%,
08/25/2046 112,797
0.1
264,151
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.907%,
12/25/2036 231,764
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
65,234
(3)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
5.880%, (TSFR1M +
0.544%),
06/25/2037 $ 52,965
0.0
368,291
(1)(3)
Wells Fargo Mortgage
Backed Securities
Trust 2021-1 A17,
2.500%,
12/25/2050 296,642
0.1
273,051
(1)(3)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.752%,
08/20/2045 246,750
0.1
45,018,848
17.2
Total Collateralized
Mortgage Obligations
(Cost $49,404,442)
45,018,848
17.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.6%
United States : 10.6%
500,000
(3)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 407,412
0.1
6,326,606
(3)(5)
BANK 2017-
BNK5 XA, 1.083%,
06/15/2060 149,906
0.1
946,886
(3)(5)
BANK 2019-
BN16 XA, 1.101%,
02/15/2052 35,855
0.0
8,675,221
(3)(5)
BBCMS Mortgage
Trust 2022-C17 XA,
1.325%,
09/15/2055 657,191
0.2
1,190,000
(1)(3)
BDS Ltd. 2020-FL5
C, 7.499%, (TSFR1M
+ 2.164%),
02/16/2037 1,170,928
0.4
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 154,568
0.1
1,367,241
(3)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.183%,
03/15/2052 53,370
0.0
10,339,194
(3)(5)
Benchmark Mortgage
Trust 2020-B21 XA,
1.558%,
12/17/2053 686,760
0.3
6,409,285
(3)(5)
Benchmark Mortgage
Trust 2021-B23 XA,
1.373%,
02/15/2054 383,547
0.1
191,565
(1)(3)
BX 2021-MFM1 D,
6.947%, (TSFR1M +
1.614%),
01/15/2034 188,897
0.1
700,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.618%,
(TSFR1M + 2.285%),
10/15/2036 677,402
0.3
1,888,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.797%,
(TSFR1M + 2.464%),
02/15/2038 1,786,546
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
1,000,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT A, 6.148%,
(TSFR1M + 0.814%),
09/15/2036 $ 987,377
0.4
500,000
(1)(3)
BX Trust 2021-
LBA EJV, 7.448%,
(TSFR1M + 2.114%),
02/15/2036 493,346
0.2
395,405
(1)(3)
BX Trust 2021-LBA
EV, 7.448%, (TSFR1M
+ 2.114%),
02/15/2036 385,904
0.1
600,000
(1)(3)
BX Trust 2021-LGCY
D, 6.749%, (TSFR1M
+ 1.416%),
10/15/2036 581,456
0.2
1,103,024
(1)(3)
BX Trust 2021-SDMF
D, 6.834%, (TSFR1M
+ 1.501%),
09/15/2034 1,079,754
0.4
750,000
(1)(3)
BX Trust 2023-DELC
A, 8.023%, (TSFR1M
+ 2.690%),
05/15/2038 758,286
0.3
440,000
(1)(3)
CAMB Commercial
Mortgage Trust 2021-
CX2 C, 2.864%,
11/10/2046 348,217
0.1
2,728,891
(3)(5)
CD Mortgage Trust
2016-CD1 XA,
1.496%,
08/10/2049 62,893
0.0
8,581,000
(3)(5)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.943%,
08/10/2049 154,232
0.1
1,400,000
(3)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.096%,
07/10/2049 1,249,488
0.5
2,776,522
(3)(5)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.128%,
10/12/2050 79,250
0.0
5,816,442
(3)(5)
COMM Mortgage
Trust 2016-CR28 XA,
0.765%,
02/10/2049 59,076
0.0
11,557,835
(1)(3)(5)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.929%,
10/05/2030 59,783
0.0
500,000
(3)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 5.066%,
11/15/2051 450,294
0.2
350,000
(1)
CSAIL Commercial
Mortgage Trust
2020-C19 E, 2.500%,
03/15/2053 147,534
0.1
960,000
(1)(3)
CSWF 2021-SOP2
D, 7.765%, (TSFR1M
+ 2.431%),
06/15/2034 716,960
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
3,425,306  Freddie Mac
Multifamily ML
Certificates US XUS,
1.846%,
07/25/2037 $ 442,330
0.2
7,048,152
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.969%,
11/25/2030 329,731
0.1
25,046,729
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.503%,
04/25/2030 445,296
0.2
3,518,934
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.436%,
07/25/2035 367,799
0.1
5,499,869
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.954%,
10/25/2035 370,883
0.1
1,800,000
(1)(6)
FREMF Mortgage
Trust 2019-KG01 C,
0.000%,
05/25/2029 1,133,253
0.4
50,791,470
(1)(5)
FREMF Mortgage
Trust 2019-KG01
X2A, 0.100%,
04/25/2029 137,521
0.0
5,680,000
(1)(5)
FREMF Mortgage
Trust 2019-KG01
X2B, 0.100%,
05/25/2029 21,796
0.0
379,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 294,226
0.1
557,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 452,021
0.2
215,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 202,006
0.1
220,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 196,083
0.1
266,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 196,725
0.1
215,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 199,586
0.1
173,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 161,519
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
220,000
(1)(6)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 $ 193,577
0.1
1,760,000
(1)(3)
GS Mortgage
Securities Corp. Trust
2017-SLP E, 4.744%,
10/10/2032 1,620,116
0.6
7,398,311
(3)(5)
GS Mortgage
Securities Trust 2017-
GS6 XA, 1.155%,
05/10/2050 195,250
0.1
600,000
(1)(3)
GS Mortgage
Securities Trust 2019-
GC40 DBD, 3.668%,
07/10/2052 592,298
0.2
460,000
(1)(3)
GS Mortgage
Securities Trust 2019-
GC40 DBE, 3.668%,
07/10/2052 453,788
0.2
1,000,000
(1)(3)
KSL Commercial
Mortgage Trust
2023-HT A, 7.623%,
(TSFR1M + 2.290%),
12/15/2036 1,006,040
0.4
3,541,201
(1)(3)(5)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.980%,
03/10/2050 54,788
0.0
1,492,836
(1)(3)
Med Trust 2021-
MDLN D, 7.447%,
(TSFR1M + 2.114%),
11/15/2038 1,468,408
0.6
21,550,000
(1)(3)(5)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.579%,
12/15/2047 71,588
0.0
180,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 151,315
0.1
150,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.410%,
11/08/2049 129,486
0.0
230,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.260%,
03/01/2050 194,231
0.1
60,000
(1)(6)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 49,488
0.0
70,000
(1)(6)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 54,324
0.0
1,000,000
(1)(3)
SMRT 2022-MINI A,
6.334%, (TSFR1M +
1.000%),
01/15/2039 989,913
0.4
950,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 849,172
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
5,107,793
(3)(5)
Wells Fargo
Commercial Mortgage
Trust 2020-C55 XA,
1.423%,
02/15/2053 $ 282,220
0.1
3,348,401
(3)(5)
WFRBS Commercial
Mortgage Trust 2014-
C19 XA, 1.056%,
03/15/2047 68
0.0
585,000  WFRBS Commercial
Mortgage Trust 2014-
C24 AS, 3.931%,
11/15/2047 556,467
0.2
27,829,544
10.6
Total Commercial
Mortgage-Backed
Securities
(Cost $28,950,836)
27,829,544
10.6
ASSET-BACKED SECURITIES : 10.0%
Cayman Islands : 0.3%
850,000
(1)(3)
Barings CLO Ltd.
2024-1A A, 1.630%,
(TSFR3M + 1.630%),
01/20/2037 850,722
0.3
United States : 9.7%
250,000
(1)(3)
AIG CLO LLC 2021-
1A C, 7.329%,
(TSFR3M + 2.012%),
04/22/2034 247,042
0.1
1,550,000
(1)(3)
Allegro CLO IV
Ltd. 2016-1A CR2,
7.576%, (TSFR3M +
2.262%),
01/15/2030 1,546,378
0.6
400,000
(1)(3)
Apidos CLO XXIV
2016-24A BRR,
7.629%, (TSFR3M +
2.312%),
10/20/2030 400,357
0.2
1,000,000
(1)(3)
Arbor Realty
Commercial Real
Estate Notes Ltd.
2021-FL4 A, 6.798%,
(TSFR1M + 1.464%),
11/15/2036 994,539
0.4
300,000
(1)(3)
Ares XXVIIIR CLO
Ltd. 2018-28RA A2,
6.978%, (TSFR3M +
1.662%),
10/17/2030 299,375
0.1
750,000
(1)(3)
Barings Clo Ltd.
2019-4A C, 8.376%,
(TSFR3M + 3.062%),
01/15/2033 750,752
0.3
500,000
(1)(3)
BlueMountain CLO
Ltd. 2013-2A CR,
7.529%, (TSFR3M +
2.212%),
10/22/2030 494,365
0.2
250,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.576%, (TSFR3M
+ 2.262%),
04/15/2034 245,405
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
650,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A1, 6.721%, (TSFR3M
+ 1.412%),
04/19/2034 $ 650,200
0.2
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.971%, (TSFR3M
+ 1.662%),
04/19/2034 500,153
0.2
300,000
(1)(3)
Carlyle US Clo
Ltd. 2017-2A A2R,
7.179%, (TSFR3M +
1.862%),
07/20/2031 300,176
0.1
450,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.028%, (TSFR3M +
1.712%),
10/17/2034 448,106
0.2
750,000
(1)(3)
CIFC Funding Ltd.
2013-1A BR, 7.976%,
(TSFR3M + 2.662%),
07/16/2030 748,613
0.3
865,000
(1)(3)
CIFC Funding Ltd.
2015-4A BR2,
7.479%, (TSFR3M +
2.162%),
04/20/2034 863,325
0.3
350,361
(3)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.571%,
03/25/2036 168,536
0.1
1,000,000
(1)(3)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 7.610%,
(TSFR3M + 2.312%),
07/18/2030 998,616
0.4
1,000,000
(1)(3)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.426%, (TSFR3M +
2.112%),
10/15/2030 990,921
0.4
600,000
(1)(3)
Galaxy XXI CLO
Ltd. 2015-21A CR,
7.329%, (TSFR3M +
2.012%),
04/20/2031 593,195
0.2
300,000
(1)(3)
Invesco US CLO Ltd.
2023-1A C, 8.968%,
(TSFR3M + 3.650%),
04/22/2035 300,931
0.1
400,000
(1)(3)
LCM XXIV Ltd.
24A CR, 7.479%,
(TSFR3M + 2.162%),
03/20/2030 398,323
0.1
500,000
(1)(3)
Madison Park Funding
XXXI Ltd. 2018-31A
C, 7.727%, (TSFR3M
+ 2.412%),
01/23/2031 500,544
0.2
600,000
(1)(3)
MF1 Ltd. 2021-FL7
D, 7.999%, (TSFR1M
+ 2.664%),
10/16/2036 571,426
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
1,100,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 30
Ltd. 2018-30A CR,
7.329%, (TSFR3M +
2.012%),
01/20/2031 $ 1,086,836
0.4
600,000
(1)(3)
Neuberger Berman
Loan Advisers Clo 40
Ltd. 2021-40A C,
7.326%, (TSFR3M +
2.012%),
04/16/2033 593,422
0.2
800,000
(1)(3)
Oaktree CLO Ltd.
2019-1A A1R,
6.689%, (TSFR3M +
1.372%),
04/22/2030 800,777
0.3
1,000,000
(1)(3)
OCP CLO Ltd. 2014-
5A BR, 7.386%,
(TSFR3M + 2.062%),
04/26/2031 991,123
0.4
1,000,000
(1)(3)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3,
7.389%, (TSFR3M +
2.012%),
02/14/2031 964,410
0.4
250,000
(1)(3)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.460%, (TSFR3M +
2.162%),
01/18/2034 249,440
0.1
1,000,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-
7A CR3, 7.429%,
(TSFR3M + 2.062%),
02/20/2034 995,088
0.4
1,000,000
(1)(3)
Palmer Square CLO
Ltd. 2015-1A BR4,
7.479%, (TSFR3M +
2.112%),
05/21/2034 995,922
0.4
250,000
(1)(3)
Rad CLO 10 Ltd.
2021-10A C, 7.327%,
(TSFR3M + 2.012%),
04/23/2034 246,836
0.1
1,000,000
(1)(3)
Recette Clo Ltd.
2015-1A CRR,
7.329%, (TSFR3M +
2.012%),
04/20/2034 986,984
0.4
650,000
(1)(3)
Shackleton CLO
Ltd. 2019-15A CR,
7.726%, (TSFR3M +
2.412%),
01/15/2032 645,744
0.2
1,000,000
(1)(3)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.789%, (TSFR3M +
1.472%),
07/20/2032 1,000,111
0.4
1,000,000
(1)(3)
Sound Point Clo XV
Ltd. 2017-1A CR,
7.627%, (TSFR3M +
2.312%),
01/23/2029 1,001,474
0.4
300,000
(1)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.579%, (TSFR3M +
2.262%),
04/20/2033 294,486
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
350,000
(1)(3)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.331%,
(TSFR3M + 2.012%),
01/29/2032 $ 346,313
0.1
450,000
(1)(3)
TCW CLO Ltd.
2021-1A C, 7.479%,
(TSFR3M + 2.162%),
03/18/2034 443,132
0.2
600,000
(1)(3)
Venture XXVII CLO
Ltd. 2017-27A CR,
7.879%, (TSFR3M +
2.562%),
07/20/2030 594,523
0.2
25,247,899
9.7
Total Asset-Backed
Securities
(Cost $26,218,029)
26,098,621
10.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 9.2%
Federal Home Loan Mortgage Corporation : 0.2%
(7)
418,942
(7)
3.500
%,
01/01/2048 388,748
0.2
40,935
(7)
4.000
%,
09/01/2045 39,374
0.0
41,987
(7)
4.000
%,
09/01/2045 40,253
0.0
68,763
(7)
4.000
%,
05/01/2046 66,286
0.0
534,661
0.2
Government National Mortgage Association : 2.3%
2,078,245
2.500
%,
05/20/2051 1,799,534
0.7
354,344
2.500
%,
05/20/2052 306,445
0.1
205,056
2.500
%,
08/20/2052 177,422
0.1
1,618,000
(8)
3.000
%,
02/15/2039 1,446,783
0.5
74,362
4.500
%,
08/20/2041 74,241
0.0
1,532,179
4.500
%,
05/20/2053 1,491,591
0.6
10,202
5.500
%,
03/20/2039 10,693
0.0
720,000
(8)
5.500
%,
03/15/2054 724,493
0.3
6,031,202
2.3
Uniform Mortgage-Backed Securities : 6.7%
5,062,914
2.000
%,
02/01/2052 4,101,701
1.6
24,227
2.500
%,
06/01/2030 23,026
0.0
33,357
2.500
%,
06/01/2030 31,677
0.0
14,195
2.500
%,
07/01/2030 13,480
0.0
3,544,000
(8)
2.500
%,
02/01/2054 2,980,757
1.2
3,390,000
(8)
3.000
%,
02/01/2054 2,967,574
1.1
94,681
3.500
%,
06/01/2034 91,675
0.0
3,791,000
(8)
3.500
%,
02/15/2039 3,452,461
1.3
883,707
3.500
%,
03/01/2043 831,692
0.3
45,312
4.000
%,
05/01/2045 43,634
0.0
785,799
4.000
%,
04/01/2049 750,971
0.3
1,790,000
(8)
4.500
%,
02/15/2039 1,731,335
0.7
69,094
4.500
%,
12/01/2040 68,785
0.0
127,912
4.500
%,
12/01/2040 127,339
0.1
198,180
5.000
%,
05/01/2042 200,032
0.1
17,416,139
6.7
Total U.S. Government
Agency Obligations
(Cost $24,540,419)
23,982,002
9.2
U.S. TREASURY OBLIGATIONS : 6.3%
United States Treasury Bonds : 2.3%
222,700
2.875
%,
05/15/2052 172,097
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Bonds: (continued)
96,700
3.250
%,
05/15/2042 $ 83,766
0.0
1,974,500
4.125
%,
08/15/2053 1,942,106
0.7
1,531,500
4.375
%,
08/15/2043 1,542,986
0.6
2,175,400
4.750
%,
11/15/2043 2,303,545
0.9
6,044,500
2.3
United States Treasury Notes : 4.0%
771,000
0.250
%,
06/15/2024 757,160
0.3
408,600
1.500
%,
11/30/2028 366,032
0.1
151,000
2.750
%,
08/15/2032 137,982
0.0
1,039,600
2.875
%,
06/15/2025 1,017,854
0.4
173,000
4.000
%,
01/31/2029 174,054
0.1
4,457,000
4.000
%,
01/31/2031 4,480,678
1.7
687,000
4.125
%,
01/15/2027 686,892
0.3
2,738,900
4.500
%,
11/15/2033 2,860,439
1.1
10,481,091
4.0
Total U.S. Treasury
Obligations
(Cost $16,076,198)
16,525,591
6.3
PURCHASED OPTIONS
(9)
: 0.1%
Total Purchased
Options
(Cost $275,329)
160,083
0.1
Total Long-Term
Investments
(Cost $275,762,760)
263,397,440
100.6
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 1.4%
730,413
(10)
Bank of America
Inc., Repurchase
Agreement dated
01/31/2024, 5.320%,
due 02/01/2024
(Repurchase
Amount $730,519,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.947%-
7.620%, Market
Value plus accrued
interest $745,021, due
01/01/26-12/20/73)
730,413
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(10)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
01/31/2024, 5.320%,
due 02/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
11/01/32-12/20/69)
$ 1,000,000
0.4
1,000,000
(10)
HSBC Securities
USA, Repurchase
Agreement dated
01/31/2024, 5.310%,
due 02/01/2024
(Repurchase
Amount $1,000,145,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
8.000%, Market Value
plus accrued interest
$1,020,000, due
09/01/28-02/01/54)
1,000,000
0.4
1,000,000
(10)
Nomura Securities,
Repurchase
Agreement dated
01/31/2024, 5.320%,
due 02/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
02/06/24-05/15/65)
1,000,000
0.4
Total Repurchase
Agreements
(Cost $3,730,413)
3,730,413
1.4
Commercial Paper : 1.3%
1,300,000  CVS Caremark,
5.470
%,
02/01/2024 1,299,805
0.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
2,000,000  Kuering Dr. Pepper,
Inc.,
5.500
%,
02/01/2024 $ 1,999,699
0.8
Total Commercial
Paper
(Cost $3,300,000)
3,299,504
1.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
464,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
(Cost $464,000) $ 464,000 0.2
Total Short-Term
Investments
(Cost $7,494,413)
7,493,917
2.9
Total Investments in
Securities
(Cost $283,257,173) $ 270,891,357 103.5
Liabilities in Excess
of Other Assets (9,001,474) (3.5)
Net Assets $ 261,889,883 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
January 31, 2024.
(4)
Defaulted security.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
Represents or includes a TBA transaction.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of January 31, 2024.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 19.4%
Collateralized Mortgage Obligations 17.2
Commercial Mortgage-Backed Securities 10.6
Asset-Backed Securities 10.0
U.S. Government Agency Obligations 9.2
Financial 8.6
U.S. Treasury Obligations 6.3
Consumer, Non-cyclical 4.1
Energy 3.4
Utilities 3.0
Industrial 2.5
Consumer, Cyclical 1.8
Communications 1.7
Basic Materials 1.4
Technology 1.3
Purchased Options 0.1
Short-Term Investments 2.9
Liabilities in Excess of Other Assets (3.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 72,916,248 $ — $ 72,916,248
Sovereign Bonds — 50,866,503 — 50,866,503
Collateralized Mortgage Obligations — 45,018,848 — 45,018,848
Commercial Mortgage-Backed Securities — 27,829,544 — 27,829,544
Asset-Backed Securities — 26,098,621 — 26,098,621
U.S. Government Agency Obligations — 23,982,002 — 23,982,002
U.S. Treasury Obligations — 16,525,591 — 16,525,591
Purchased Options — 160,083 — 160,083
Short-Term Investments 464,000 7,029,917 — 7,493,917
Total Investments, at fair value $ 464,000 $ 270,427,357 $ — $ 270,891,357
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 2,500,056 — 2,500,056
Forward Foreign Currency Contracts — 3,008,171 — 3,008,171
Forward Premium Swaptions — 49,653 — 49,653
Futures 1,332,695 — — 1,332,695
Total Assets $ 1,796,695 $ 275,985,237 $ — $ 277,781,932
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (3,675,211) $ — $ (3,675,211)
Forward Foreign Currency Contracts — (3,325,155) — (3,325,155)
Forward Premium Swaptions — (103,536) — (103,536)
Futures (399,710) — — (399,710)
Written Options — (168,473) — (168,473)
Total Liabilities $ (399,710) $ (7,272,375) $ — $ (7,672,085)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 51,914,285 EUR 47,853,314 Bank of America N.A. 02/02/24 $ 199,422
USD 1,567,577 JPY 224,014,028 Bank of America N.A. 02/02/24 45,536
USD 1,565,628 NZD 2,491,393 Bank of America N.A. 02/02/24 42,763
USD 1,502,864 JPY 215,598,252 Bank of America N.A. 02/02/24 38,003
USD 2,218,234 NOK 23,020,931 Bank of America N.A. 02/02/24 29,360
USD 931,024 SEK 9,492,065 Bank of America N.A. 02/02/24 18,909
USD 1,229,944 EUR 1,121,341 Bank of America N.A. 02/02/24 18,116
USD 829,375 JPY 119,497,624 Bank of America N.A. 02/02/24 17,460
USD 733,362 NOK 7,562,989 Bank of America N.A. 02/02/24 14,259
USD 673,529 NZD 1,078,862 Bank of America N.A. 02/02/24 14,074
USD 646,713 JPY 93,225,892 Bank of America N.A. 02/02/24 13,299
USD 574,810 NOK 5,936,828 Bank of America N.A. 02/02/24 10,325
USD 550,582 CHF 466,399 Bank of America N.A. 02/02/24 10,112
USD 488,721 SEK 5,007,313 Bank of America N.A. 02/02/24 7,556
USD 365,039 SEK 3,730,750 Bank of America N.A. 02/02/24 6,542
USD 422,634 CHF 359,203 Bank of America N.A. 02/02/24 6,384
USD 3,239,685 GBP 2,551,640 Bank of America N.A. 02/02/24 5,995
USD 854,661 NOK 8,937,645 Bank of America N.A. 02/02/24 4,852
USD 962,087 GBP 755,486 Bank of America N.A. 02/02/24 4,661

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,802,145 CAD 2,416,799 Bank of America N.A. 02/02/24 $ 4,533
USD 211,312 NZD 339,023 Bank of America N.A. 02/02/24 4,084
USD 2,064,160 GBP 1,625,790 Bank of America N.A. 02/02/24 3,798
USD 1,017,817 NZD 1,659,003 Bank of America N.A. 02/02/24 3,750
USD 542,001 CAD 723,701 Bank of America N.A. 02/02/24 3,713
GBP 1,316,984 USD 1,665,484 Bank of America N.A. 02/02/24 3,528
GBP 828,453 USD 1,047,584 Bank of America N.A. 02/02/24 2,313
USD 644,830 EUR 594,569 Bank of America N.A. 02/02/24 2,282
NOK 19,015,413 USD 1,807,197 Bank of America N.A. 02/02/24 825
USD 983,894 GBP 775,805 Bank of America N.A. 02/02/24 718
USD 365,327 AUD 555,990 Bank of America N.A. 02/02/24 569
USD 764,777 JPY 112,625,620 Bank of America N.A. 02/02/24 (447)
USD 475,027 SEK 4,955,761 Bank of America N.A. 02/02/24 (1,184)
USD 442,488 NZD 726,083 Bank of America N.A. 02/02/24 (1,331)
CAD 376,674 USD 281,579 Bank of America N.A. 02/02/24 (1,409)
USD 397,263 JPY 58,747,871 Bank of America N.A. 02/02/24 (1,894)
GBP 301,581 USD 384,333 Bank of America N.A. 02/02/24 (2,140)
GBP 533,193 USD 678,116 Bank of America N.A. 02/02/24 (2,402)
NOK 1,912,396 USD 184,730 Bank of America N.A. 02/02/24 (2,896)
CAD 1,433,297 USD 1,070,698 Bank of America N.A. 02/02/24 (4,614)
USD 1,019,570 JPY 150,801,059 Bank of America N.A. 02/02/24 (5,033)
USD 1,428,925 CHF 1,238,348 Bank of America N.A. 02/02/24 (6,092)
NOK 10,397,813 USD 998,219 Bank of America N.A. 02/02/24 (9,575)
NZD 966,593 USD 602,282 Bank of America N.A. 02/02/24 (11,452)
NOK 7,208,273 USD 698,749 Bank of America N.A. 02/02/24 (13,373)
USD 1,755,233 GBP 1,396,557 Bank of America N.A. 02/02/24 (14,621)
NZD 1,430,317 USD 892,129 Bank of America N.A. 02/02/24 (17,847)
SEK 11,834,202 USD 1,156,711 Bank of America N.A. 02/02/24 (19,534)
JPY 95,755,183 USD 670,557 Bank of America N.A. 02/02/24 (19,958)
EUR 1,461,647 USD 1,601,655 Bank of America N.A. 02/02/24 (22,060)
CHF 1,244,052 USD 1,466,927 Bank of America N.A. 02/02/24 (25,300)
JPY 209,029,562 USD 1,445,977 Bank of America N.A. 02/02/24 (25,746)
AUD 1,391,497 USD 941,939 Bank of America N.A. 02/02/24 (29,045)
AUD 2,748,957 USD 1,862,553 Bank of America N.A. 02/02/24 (59,095)
PLN 924,793 USD 228,486 Bank of America N.A. 03/08/24 2,378
USD 316,916 COP 1,271,661,170 Bank of America N.A. 03/08/24 (7,528)
USD 702,086 NOK 7,340,941 Bank of America N.A. 04/12/24 2,968
CHF 432,490 USD 505,606 Bank of America N.A. 04/12/24 (629)
EUR 411,256 USD 447,257 Bank of America N.A. 04/12/24 (1,487)
EUR 47,853,314 USD 52,062,118 Bank of America N.A. 04/12/24 (192,711)
USD 8,462,367 EUR 7,737,519 Barclays Bank PLC 02/02/24 100,464
USD 577,280 JPY 83,101,654 Barclays Bank PLC 02/02/24 12,654
USD 1,171,112 EUR 1,072,145 Barclays Bank PLC 02/02/24 12,450
USD 1,293,267 EUR 1,186,787 Barclays Bank PLC 02/02/24 10,712
USD 333,954 AUD 496,589 Barclays Bank PLC 02/02/24 8,166
USD 1,212,551 CAD 1,619,664 Barclays Bank PLC 02/02/24 7,847
USD 549,290 CAD 729,636 Barclays Bank PLC 02/02/24 6,587
USD 705,557 AUD 1,071,037 Barclays Bank PLC 02/02/24 2,901
USD 230,906 EUR 211,339 Barclays Bank PLC 02/02/24 2,513
GBP 292,210 USD 370,203 Barclays Bank PLC 02/02/24 114
GBP 495,142 USD 627,533 Barclays Bank PLC 02/02/24 (41)
GBP 274,303 USD 348,046 Barclays Bank PLC 02/02/24 (422)
EUR 672,462 USD 727,564 Barclays Bank PLC 02/02/24 (837)
GBP 634,852 USD 808,339 Barclays Bank PLC 02/02/24 (3,793)
EUR 515,321 USD 561,373 Barclays Bank PLC 02/02/24 (4,469)
AUD 1,729,965 USD 1,140,600 Barclays Bank PLC 02/02/24 (5,654)
EUR 401,290 USD 439,987 Barclays Bank PLC 02/02/24 (6,314)
JPY 99,347,904 USD 704,870 Barclays Bank PLC 02/02/24 (29,860)
NZD 1,677,561 USD 1,064,230 Barclays Bank PLC 02/02/24 (38,820)
USD 932,959 PEN 3,496,141 Barclays Bank PLC 03/08/24 14,795
USD 991,318 RON 4,537,900 Barclays Bank PLC 03/08/24 6,142
CNY 6,280,668 USD 880,295 Barclays Bank PLC 03/08/24 3,788

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CAD 9,979,279 USD 7,341,641 BNP Paribas 02/02/24 $ 80,933
USD 2,605,130 CHF 2,189,718 BNP Paribas 02/02/24 67,650
USD 1,660,070 JPY 234,838,646 BNP Paribas 02/02/24 64,482
USD 2,091,904 NZD 3,343,280 BNP Paribas 02/02/24 48,323
USD 2,519,383 JPY 363,931,125 BNP Paribas 02/02/24 46,689
USD 2,101,459 AUD 3,133,783 BNP Paribas 02/02/24 45,535
USD 2,170,821 AUD 3,247,337 BNP Paribas 02/02/24 40,400
USD 1,549,281 JPY 223,251,191 BNP Paribas 02/02/24 32,423
USD 1,404,195 AUD 2,093,460 BNP Paribas 02/02/24 30,777
USD 2,228,695 CHF 1,902,882 BNP Paribas 02/02/24 23,605
CHF 2,017,747 USD 2,315,615 BNP Paribas 02/02/24 22,582
USD 1,092,020 EUR 991,537 BNP Paribas 02/02/24 20,470
CHF 1,946,179 USD 2,234,994 BNP Paribas 02/02/24 20,268
USD 7,882,515 CAD 10,579,038 BNP Paribas 02/02/24 13,841
CHF 915,358 USD 1,048,435 BNP Paribas 02/02/24 12,296
USD 695,885 CHF 591,262 BNP Paribas 02/02/24 10,721
USD 490,375 AUD 731,231 BNP Paribas 02/02/24 10,650
USD 364,331 AUD 542,276 BNP Paribas 02/02/24 8,569
NZD 2,284,984 USD 1,389,639 BNP Paribas 02/02/24 7,059
CHF 1,111,640 USD 1,281,426 BNP Paribas 02/02/24 6,760
USD 415,808 JPY 60,444,526 BNP Paribas 02/02/24 5,124
USD 242,057 NOK 2,493,202 BNP Paribas 02/02/24 4,999
CAD 1,859,165 USD 1,378,823 BNP Paribas 02/02/24 4,021
USD 835,388 EUR 769,316 BNP Paribas 02/02/24 3,992
JPY 79,668,343 USD 537,807 BNP Paribas 02/02/24 3,492
SEK 3,417,251 USD 325,505 BNP Paribas 02/02/24 2,867
AUD 1,620,761 USD 1,060,504 BNP Paribas 02/02/24 2,798
JPY 155,210,462 USD 1,051,775 BNP Paribas 02/02/24 2,787
JPY 74,942,570 USD 506,731 BNP Paribas 02/02/24 2,459
CAD 2,254,533 USD 1,674,908 BNP Paribas 02/02/24 2,011
USD 255,955 CAD 341,511 BNP Paribas 02/02/24 1,940
CAD 545,858 USD 404,520 BNP Paribas 02/02/24 1,489
USD 1,829,420 AUD 2,787,097 BNP Paribas 02/02/24 941
NOK 3,765,115 USD 357,485 BNP Paribas 02/02/24 509
CHF 356,922 USD 413,499 BNP Paribas 02/02/24 108
NOK 15,727,825 USD 1,495,413 BNP Paribas 02/02/24 18
CAD 2,055,474 USD 1,528,901 BNP Paribas 02/02/24 (43)
EUR 7,536 USD 8,188 BNP Paribas 02/02/24 (44)
GBP 537,206 USD 681,287 BNP Paribas 02/02/24 (487)
GBP 737,185 USD 934,974 BNP Paribas 02/02/24 (741)
AUD 827,149 USD 543,482 BNP Paribas 02/02/24 (829)
NZD 1,119,321 USD 685,159 BNP Paribas 02/02/24 (973)
USD 946,632 NOK 9,966,627 BNP Paribas 02/02/24 (1,014)
NOK 5,610,973 USD 534,634 BNP Paribas 02/02/24 (1,132)
USD 927,019 SEK 9,672,784 BNP Paribas 02/02/24 (2,462)
AUD 1,113,523 USD 733,385 BNP Paribas 02/02/24 (2,856)
USD 536,601 SEK 5,619,246 BNP Paribas 02/02/24 (3,366)
USD 883,481 GBP 699,959 BNP Paribas 02/02/24 (3,576)
CAD 1,751,888 USD 1,307,667 BNP Paribas 02/02/24 (4,615)
GBP 939,942 USD 1,197,001 BNP Paribas 02/02/24 (5,814)
CAD 846,412 USD 635,377 BNP Paribas 02/02/24 (5,817)
NZD 926,312 USD 580,879 BNP Paribas 02/02/24 (14,670)
USD 2,957,170 JPY 437,397,840 BNP Paribas 02/02/24 (14,686)
AUD 987,037 USD 663,730 BNP Paribas 02/02/24 (16,183)
NOK 17,447,228 USD 1,679,923 BNP Paribas 02/02/24 (21,007)
JPY 149,946,049 USD 1,042,309 BNP Paribas 02/02/24 (23,515)
NZD 2,036,718 USD 1,270,061 BNP Paribas 02/02/24 (25,116)
NZD 3,033,158 USD 1,883,143 BNP Paribas 02/02/24 (29,123)
NOK 14,376,898 USD 1,397,065 BNP Paribas 02/02/24 (30,083)
GBP 3,581,682 USD 4,569,640 BNP Paribas 02/02/24 (30,579)
AUD 2,736,524 USD 1,826,947 BNP Paribas 02/02/24 (31,646)
SEK 7,010,684 USD 706,582 BNP Paribas 02/02/24 (32,909)

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
AUD 1,513,431 USD 1,028,180 BNP Paribas 02/02/24 $ (35,291)
CHF 2,419,184 USD 2,851,265 BNP Paribas 02/02/24 (47,876)
JPY 263,281,963 USD 1,842,254 BNP Paribas 02/02/24 (53,410)
CHF 2,520,046 USD 2,974,242 BNP Paribas 02/02/24 (53,972)
JPY 251,343,097 USD 1,779,923 BNP Paribas 02/02/24 (72,198)
JPY 686,179,747 USD 4,866,271 BNP Paribas 02/02/24 (204,090)
USD 2,272,335 NOK 23,705,405 BNP Paribas 04/12/24 14,739
USD 201,588 SEK 2,093,305 BNP Paribas 04/12/24 (115)
AUD 832,415 USD 550,437 BNP Paribas 04/12/24 (3,101)
SEK 5,935,046 USD 575,078 BNP Paribas 04/12/24 (3,200)
CAD 10,579,038 USD 7,889,261 BNP Paribas 04/12/24 (13,434)
USD 227,067 EUR 207,640 Brown Brothers Harriman & Co. 02/02/24 2,671
USD 187,309 NOK 1,957,476 Brown Brothers Harriman & Co. 02/02/24 1,189
JPY 620,196 USD 4,300 Brown Brothers Harriman & Co. 02/02/24 (86)
DKK 3,626,352 USD 525,993 Brown Brothers Harriman & Co. 02/02/24 (248)
USD 210,858 CAD 284,463 Brown Brothers Harriman & Co. 02/02/24 (725)
SGD 804,588 USD 599,864 Brown Brothers Harriman & Co. 03/08/24 869
USD 754,904 AUD 1,120,968 Citibank N.A. 02/02/24 19,491
USD 847,232 AUD 1,262,467 Citibank N.A. 02/02/24 18,988
CHF 892,045 USD 1,024,629 Citibank N.A. 02/02/24 9,087
USD 509,832 CHF 432,880 Citibank N.A. 02/02/24 8,204
USD 872,112 CAD 1,164,055 Citibank N.A. 02/02/24 6,290
USD 1,570,694 GBP 1,235,985 Citibank N.A. 02/02/24 4,332
USD 819,119 NZD 1,335,162 Citibank N.A. 02/02/24 3,000
USD 18,850 CHF 15,972 Citibank N.A. 02/02/24 341
AUD 7,324 USD 4,822 Citibank N.A. 02/02/24 (18)
CHF 265,972 USD 310,164 Citibank N.A. 02/02/24 (1,951)
AUD 1,658,106 USD 1,091,047 Citibank N.A. 02/02/24 (3,244)
CAD 2,133,129 USD 1,615,769 Citibank N.A. 02/02/24 (29,150)
USD 1,063,920 BRL 5,269,544 Citibank N.A. 03/08/24 3,565
USD 527,711 DKK 3,626,352 Deutsche Bank AG 02/02/24 1,966
USD 136,110 CZK 3,103,204 Deutsche Bank AG 03/08/24 1,172
HKD 547,037 USD 69,990 Deutsche Bank AG 03/08/24 53
DKK 3,626,352 USD 529,593 Deutsche Bank AG 04/12/24 (1,910)
USD 1,498,592 JPY 210,832,081 Goldman Sachs International 02/02/24 66,114
USD 2,528,583 EUR 2,296,257 Goldman Sachs International 02/02/24 47,028
USD 2,427,665 CAD 3,201,760 Goldman Sachs International 02/02/24 46,200
USD 1,438,904 NZD 2,289,473 Goldman Sachs International 02/02/24 39,462
USD 1,368,306 AUD 2,033,338 Goldman Sachs International 02/02/24 34,331
USD 1,297,052 NOK 13,317,882 Goldman Sachs International 02/02/24 30,763
USD 743,091 JPY 105,464,718 Goldman Sachs International 02/02/24 26,522
USD 1,040,593 AUD 1,550,979 Goldman Sachs International 02/02/24 23,071
USD 1,007,954 AUD 1,501,993 Goldman Sachs International 02/02/24 22,569
USD 1,080,652 SEK 11,033,668 Goldman Sachs International 02/02/24 20,400
USD 758,336 NOK 7,806,356 Goldman Sachs International 02/02/24 16,093
CAD 1,348,668 USD 992,391 Goldman Sachs International 02/02/24 10,747
USD 880,555 EUR 805,480 Goldman Sachs International 02/02/24 10,076
USD 496,709 NZD 797,762 Goldman Sachs International 02/02/24 9,076
USD 1,086,105 EUR 996,651 Goldman Sachs International 02/02/24 9,028
USD 373,592 NZD 597,657 Goldman Sachs International 02/02/24 8,274
USD 376,412 NOK 3,894,266 Goldman Sachs International 02/02/24 6,137
USD 1,258,298 NOK 13,172,936 Goldman Sachs International 02/02/24 5,791
USD 220,103 SEK 2,234,347 Goldman Sachs International 02/02/24 5,399
USD 919,739 AUD 1,394,979 Goldman Sachs International 02/02/24 4,561
CAD 581,302 USD 428,163 Goldman Sachs International 02/02/24 4,208
USD 1,147,024 CAD 1,536,661 Goldman Sachs International 02/02/24 4,058
USD 578,933 CAD 773,524 Goldman Sachs International 02/02/24 3,587
USD 840,725 GBP 661,169 Goldman Sachs International 02/02/24 2,827
USD 3,447,550 CHF 2,972,650 Goldman Sachs International 02/02/24 2,797
USD 612,477 AUD 930,620 Goldman Sachs International 02/02/24 1,942
SEK 4,721,618 USD 452,372 Goldman Sachs International 02/02/24 1,340
USD 423,271 CAD 567,482 Goldman Sachs International 02/02/24 1,179

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 1,221,449 USD 1,415,186 Goldman Sachs International 02/02/24 $ 248
CHF 614,781 USD 712,593 Goldman Sachs International 02/02/24 (175)
USD 771,857 GBP 609,450 Goldman Sachs International 02/02/24 (498)
USD 391,270 SEK 4,077,458 Goldman Sachs International 02/02/24 (543)
EUR 1,246,689 USD 1,348,660 Goldman Sachs International 02/02/24 (1,368)
USD 945,458 GBP 747,342 Goldman Sachs International 02/02/24 (1,648)
CAD 916,469 USD 683,520 Goldman Sachs International 02/02/24 (1,851)
USD 755,162 GBP 597,893 Goldman Sachs International 02/02/24 (2,546)
USD 1,333,333 NZD 2,185,494 Goldman Sachs International 02/02/24 (2,552)
USD 690,471 GBP 546,954 Goldman Sachs International 02/02/24 (2,684)
USD 1,170,723 CAD 1,577,680 Goldman Sachs International 02/02/24 (2,753)
CHF 783,785 USD 911,071 Goldman Sachs International 02/02/24 (2,808)
CAD 441,876 USD 331,667 Goldman Sachs International 02/02/24 (3,001)
CAD 944,926 USD 708,034 Goldman Sachs International 02/02/24 (5,199)
USD 903,738 CHF 784,801 Goldman Sachs International 02/02/24 (5,702)
SEK 3,431,073 USD 335,714 Goldman Sachs International 02/02/24 (6,014)
EUR 1,067,139 USD 1,159,886 Goldman Sachs International 02/02/24 (6,634)
EUR 424,608 USD 465,575 Goldman Sachs International 02/02/24 (6,703)
USD 1,634,948 CAD 2,207,320 Goldman Sachs International 02/02/24 (6,854)
NOK 4,979,388 USD 481,025 Goldman Sachs International 02/02/24 (7,576)
CHF 1,065,315 USD 1,242,327 Goldman Sachs International 02/02/24 (7,823)
CHF 1,145,271 USD 1,335,216 Goldman Sachs International 02/02/24 (8,058)
CAD 1,189,686 USD 894,497 Goldman Sachs International 02/02/24 (9,610)
SEK 7,946,871 USD 774,234 Goldman Sachs International 02/02/24 (10,600)
EUR 1,309,612 USD 1,427,474 Goldman Sachs International 02/02/24 (12,181)
EUR 783,992 USD 860,485 Goldman Sachs International 02/02/24 (13,228)
JPY 92,057,292 USD 639,000 Goldman Sachs International 02/02/24 (13,525)
NZD 986,935 USD 616,817 Goldman Sachs International 02/02/24 (13,553)
NZD 1,326,717 USD 824,665 Goldman Sachs International 02/02/24 (13,708)
USD 1,675,741 CHF 1,458,614 Goldman Sachs International 02/02/24 (14,523)
NZD 1,174,876 USD 733,791 Goldman Sachs International 02/02/24 (15,647)
NZD 1,284,964 USD 801,454 Goldman Sachs International 02/02/24 (16,019)
AUD 1,571,150 USD 1,055,588 Goldman Sachs International 02/02/24 (24,832)
JPY 221,858,733 USD 1,532,767 Goldman Sachs International 02/02/24 (25,370)
USD 2,092,305 GBP 1,672,200 Goldman Sachs International 02/02/24 (26,871)
AUD 1,603,703 USD 1,085,457 Goldman Sachs International 02/02/24 (33,345)
JPY 165,946,794 USD 1,161,501 Goldman Sachs International 02/02/24 (33,992)
GBP 806,978 USD 1,024,244 Goldman Sachs International 04/12/24 (1,027)
JPY 309,683,959 USD 2,138,523 Goldman Sachs International 04/12/24 (11,117)
USD 931,699 CAD 1,247,661 JPMorgan Chase Bank N.A. 02/02/24 3,691
USD 4,343 JPY 620,005 JPMorgan Chase Bank N.A. 02/02/24 131
USD 1,287,604 JPY 185,803,652 Mizuho Securities (USA) Inc. 02/02/24 25,179
SEK 2,697,676 USD 263,691 Mizuho Securities (USA) Inc. 02/02/24 (4,465)
AUD 898,344 USD 603,559 Mizuho Securities (USA) Inc. 02/02/24 (14,199)
CNY 23,641,885 USD 3,288,711 Mizuho Securities (USA) Inc. 03/08/24 39,179
USD 2,477,656 JPY 353,899,067 Morgan Stanley Capital Services LLC 02/02/24 73,123
USD 2,143,835 NZD 3,447,117 Morgan Stanley Capital Services LLC 02/02/24 36,782
USD 327,757 NOK 3,314,549 Morgan Stanley Capital Services LLC 02/02/24 12,603
USD 559,555 CHF 473,212 Morgan Stanley Capital Services LLC 02/02/24 11,190
USD 560,225 CHF 476,212 Morgan Stanley Capital Services LLC 02/02/24 8,384
USD 1,467,792 NOK 15,373,621 Morgan Stanley Capital Services LLC 02/02/24 6,039
USD 318,461 SEK 3,273,519 Morgan Stanley Capital Services LLC 02/02/24 3,900
USD 1,085,863 NZD 1,771,079 Morgan Stanley Capital Services LLC 02/02/24 3,289
USD 196,881 CHF 167,692 Morgan Stanley Capital Services LLC 02/02/24 2,557
SEK 2,652,053 USD 254,006 Morgan Stanley Capital Services LLC 02/02/24 836
SEK 3,666,305 USD 351,630 Morgan Stanley Capital Services LLC 02/02/24 675
NZD 449,456 USD 275,056 Morgan Stanley Capital Services LLC 02/02/24 (326)
GBP 1,041,093 USD 1,320,452 Morgan Stanley Capital Services LLC 02/02/24 (1,076)
GBP 1,655,497 USD 2,099,884 Morgan Stanley Capital Services LLC 02/02/24 (1,876)
EUR 351,468 USD 384,854 Morgan Stanley Capital Services LLC 02/02/24 (5,024)
AUD 2,364,004 USD 1,557,290 Morgan Stanley Capital Services LLC 02/02/24 (6,381)
CAD 557,346 USD 421,688 Morgan Stanley Capital Services LLC 02/02/24 (7,135)

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 872,316 USD 1,020,629 Morgan Stanley Capital Services LLC 02/02/24 $ (9,776)
EUR 1,084,676 USD 1,190,799 Morgan Stanley Capital Services LLC 02/02/24 (18,595)
JPY 295,475,369 USD 2,034,386 Morgan Stanley Capital Services LLC 02/02/24 (26,808)
NOK 20,713,030 USD 2,010,713 Morgan Stanley Capital Services LLC 02/02/24 (41,279)
NZD 3,100,665 USD 1,944,076 Morgan Stanley Capital Services LLC 02/02/24 (48,793)
AUD 2,728,424 USD 1,847,458 Morgan Stanley Capital Services LLC 02/02/24 (57,470)
ILS 1,073,195 USD 283,604 Morgan Stanley Capital Services LLC 03/08/24 10,958
CLP 153,647,743 USD 166,088 Morgan Stanley Capital Services LLC 03/08/24 (1,310)
HUF 53,585,311 USD 152,157 Morgan Stanley Capital Services LLC 03/08/24 (1,833)
USD 701,398 THB 24,888,520 Morgan Stanley Capital Services LLC 03/08/24 (2,078)
USD 2,984,656 MYR 14,107,661 Morgan Stanley Capital Services LLC 03/08/24 (12,406)
USD 2,392,248 ZAR 45,811,814 Morgan Stanley Capital Services LLC 03/08/24 (47,350)
USD 3,696,863 JPY 532,123,391 Standard Chartered Bank 02/02/24 81,404
USD 789,302 AUD 1,165,537 Standard Chartered Bank 02/02/24 24,649
USD 680,536 AUD 1,004,450 Standard Chartered Bank 02/02/24 21,565
USD 577,305 AUD 848,494 Standard Chartered Bank 02/02/24 20,649
USD 2,655,073 NZD 4,330,966 Standard Chartered Bank 02/02/24 7,766
USD 425,970 EUR 387,374 Standard Chartered Bank 02/02/24 7,337
USD 380,664 AUD 569,100 Standard Chartered Bank 02/02/24 7,305
USD 278,460 CHF 235,493 Standard Chartered Bank 02/02/24 5,567
USD 256,876 EUR 234,664 Standard Chartered Bank 02/02/24 3,275
USD 289,548 EUR 265,339 Standard Chartered Bank 02/02/24 2,798
USD 248,664 CHF 213,073 Standard Chartered Bank 02/02/24 1,751
USD 992,797 CHF 855,621 Standard Chartered Bank 02/02/24 1,290
USD 244,132 GBP 191,760 Standard Chartered Bank 02/02/24 1,115
USD 12,866,977 GBP 10,152,361 Standard Chartered Bank 02/02/24 903
USD 372,088 GBP 293,113 Standard Chartered Bank 02/02/24 627
CHF 355,549 USD 411,488 Standard Chartered Bank 02/02/24 528
USD 230,106 NZD 376,816 Standard Chartered Bank 02/02/24 (223)
USD 217,899 CHF 188,370 Standard Chartered Bank 02/02/24 (388)
USD 550,681 SEK 5,734,844 Standard Chartered Bank 02/02/24 (394)
AUD 616,803 USD 405,051 Standard Chartered Bank 02/02/24 (397)
USD 371,053 CHF 321,379 Standard Chartered Bank 02/02/24 (1,365)
GBP 172,318 USD 219,834 Standard Chartered Bank 02/02/24 (1,456)
USD 477,627 JPY 70,522,903 Standard Chartered Bank 02/02/24 (1,533)
EUR 55,871,725 USD 60,381,903 Standard Chartered Bank 02/02/24 (1,579)
CHF 179,489 USD 211,292 Standard Chartered Bank 02/02/24 (3,297)
CHF 369,824 USD 433,229 Standard Chartered Bank 02/02/24 (4,671)
EUR 319,008 USD 350,246 Standard Chartered Bank 02/02/24 (5,496)
EUR 395,605 USD 433,537 Standard Chartered Bank 02/02/24 (6,008)
AUD 6,887,379 USD 4,525,791 Standard Chartered Bank 02/02/24 (7,314)
JPY 44,119,326 USD 307,198 Standard Chartered Bank 02/02/24 (7,434)
NZD 736,897 USD 457,914 Standard Chartered Bank 02/02/24 (7,485)
EUR 467,689 USD 513,208 Standard Chartered Bank 02/02/24 (7,778)
AUD 494,387 USD 332,283 Standard Chartered Bank 02/02/24 (7,940)
EUR 674,910 USD 739,950 Standard Chartered Bank 02/02/24 (10,578)
USD 27,213,340 JPY 4,007,392,305 Standard Chartered Bank 02/02/24 (14,492)
JPY 98,370,051 USD 685,006 Standard Chartered Bank 02/02/24 (16,640)
JPY 69,017,771 USD 490,285 Standard Chartered Bank 02/02/24 (21,350)
USD 531,597 NOK 5,827,780 Standard Chartered Bank 02/02/24 (22,519)
IDR 2,061,305,761 USD 131,697 Standard Chartered Bank 03/08/24 (1,084)
JPY 4,007,392,305 USD 27,510,201 Standard Chartered Bank 04/12/24 18,993
GBP 10,152,361 USD 12,871,920 Standard Chartered Bank 04/12/24 897
SEK 5,734,844 USD 552,191 Standard Chartered Bank 04/12/24 396
CHF 855,621 USD 1,000,144 Standard Chartered Bank 04/12/24 (1,118)
EUR 632,299 USD 687,844 Standard Chartered Bank 04/12/24 (2,480)
GBP 10,350,641 USD 13,010,273 State Street Bank and Trust Co. 02/02/24 107,080
USD 3,111,898 CHF 2,611,297 State Street Bank and Trust Co. 02/02/24 85,887
USD 1,972,959 AUD 2,906,639 State Street Bank and Trust Co. 02/02/24 66,054
USD 1,599,861 NZD 2,521,590 State Street Bank and Trust Co. 02/02/24 58,538
USD 1,045,851 AUD 1,529,150 State Street Bank and Trust Co. 02/02/24 42,650
USD 681,539 JPY 95,943,389 State Street Bank and Trust Co. 02/02/24 29,661

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 889,150 NOK 9,063,506 State Street Bank and Trust Co. 02/02/24 $ 27,375
USD 1,378,297 CAD 1,820,088 State Street Bank and Trust Co. 02/02/24 24,519
USD 781,931 NZD 1,250,898 State Street Bank and Trust Co. 02/02/24 17,318
USD 466,370 JPY 66,171,191 State Street Bank and Trust Co. 02/02/24 16,776
USD 769,302 JPY 110,783,949 State Street Bank and Trust Co. 02/02/24 16,591
USD 1,374,417 CAD 1,827,988 State Street Bank and Trust Co. 02/02/24 14,762
USD 340,179 JPY 48,090,639 State Street Bank and Trust Co. 02/02/24 13,432
USD 1,964,782 AUD 2,978,293 State Street Bank and Trust Co. 02/02/24 10,868
CAD 1,052,793 USD 775,289 State Street Bank and Trust Co. 02/02/24 7,776
USD 489,172 CHF 416,170 State Street Bank and Trust Co. 02/02/24 6,907
SEK 19,638,352 USD 1,881,956 State Street Bank and Trust Co. 02/02/24 5,140
USD 437,712 CAD 582,540 State Street Bank and Trust Co. 02/02/24 4,419
USD 583,740 NOK 6,101,102 State Street Bank and Trust Co. 02/02/24 3,636
USD 372,513 GBP 291,114 State Street Bank and Trust Co. 02/02/24 3,585
USD 518,312 GBP 407,181 State Street Bank and Trust Co. 02/02/24 2,292
USD 593,800 EUR 547,538 State Street Bank and Trust Co. 02/02/24 2,078
USD 719,679 GBP 566,861 State Street Bank and Trust Co. 02/02/24 1,297
USD 342,202 GBP 269,069 State Street Bank and Trust Co. 02/02/24 1,211
USD 277,485 NZD 452,682 State Street Bank and Trust Co. 02/02/24 783
USD 1,286,577 EUR 1,190,282 State Street Bank and Trust Co. 02/02/24 244
EUR 773,643 USD 835,979 State Street Bank and Trust Co. 02/02/24 93
EUR 361,354 USD 390,741 State Street Bank and Trust Co. 02/02/24 (227)
USD 494,290 CAD 665,312 State Street Bank and Trust Co. 02/02/24 (568)
EUR 70,175 USD 76,726 State Street Bank and Trust Co. 02/02/24 (888)
NZD 2,180,529 USD 1,333,919 State Street Bank and Trust Co. 02/02/24 (1,069)
USD 2,613,364 CHF 2,256,287 State Street Bank and Trust Co. 02/02/24 (1,257)
USD 410,073 SEK 4,281,171 State Street Bank and Trust Co. 02/02/24 (1,315)
CAD 712,575 USD 532,281 State Street Bank and Trust Co. 02/02/24 (2,268)
GBP 752,443 USD 956,996 State Street Bank and Trust Co. 02/02/24 (3,426)
CAD 1,398,102 USD 1,044,512 State Street Bank and Trust Co. 02/02/24 (4,606)
CAD 1,024,206 USD 766,977 State Street Bank and Trust Co. 02/02/24 (5,174)
CHF 330,610 USD 389,885 State Street Bank and Trust Co. 02/02/24 (6,769)
USD 965,216 GBP 767,882 State Street Bank and Trust Co. 02/02/24 (7,920)
EUR 757,747 USD 839,241 State Street Bank and Trust Co. 02/02/24 (20,347)
GBP 2,145,327 USD 2,739,404 State Street Bank and Trust Co. 02/02/24 (20,635)
NZD 1,583,842 USD 995,525 State Street Bank and Trust Co. 02/02/24 (27,401)
NZD 2,292,182 USD 1,439,227 State Street Bank and Trust Co. 02/02/24 (38,129)
NZD 2,402,313 USD 1,522,333 State Street Bank and Trust Co. 02/02/24 (53,917)
JPY 196,482,461 USD 1,389,697 State Street Bank and Trust Co. 02/02/24 (54,716)
AUD 1,957,339 USD 1,339,230 State Street Bank and Trust Co. 02/02/24 (55,115)
JPY 4,916,469,747 USD 34,047,836 State Street Bank and Trust Co. 02/02/24 (643,367)
KRW 4,039,401,296 USD 3,007,543 State Street Bank and Trust Co. 03/08/24 25,263
USD 2,153,764 MXN 37,314,338 State Street Bank and Trust Co. 03/08/24 (1,356)
USD 1,354,138 GBP 1,064,570 State Street Bank and Trust Co. 04/12/24 4,304
USD 1,045,456 CHF 892,380 State Street Bank and Trust Co. 04/12/24 3,511
USD 857,992 CAD 1,148,228 State Street Bank and Trust Co. 04/12/24 3,166
NZD 452,682 USD 277,483 State Street Bank and Trust Co. 04/12/24 (767)
NOK 6,101,102 USD 584,699 State Street Bank and Trust Co. 04/12/24 (3,657)
AUD 2,978,293 USD 1,969,031 State Street Bank and Trust Co. 04/12/24 (10,722)
USD 1,087,121 EUR 999,659 The Bank of Montreal 02/02/24 6,794
SEK 2,096,841 USD 200,254 The Bank of Montreal 02/02/24 1,237
GBP 225,523 USD 287,577 The Bank of Montreal 02/02/24 (1,773)
CAD 463,225 USD 347,608 The Bank of Montreal 02/02/24 (3,062)
EUR 450,456 USD 495,684 The Bank of Montreal 02/02/24 (8,879)
NOK 16,593,344 USD 1,646,625 The Bank of Montreal 02/02/24 (68,898)
USD 3,591,348 CNY 25,688,808 Toronto Dominion Securities 03/08/24 (24,672)
$ (316,984)

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
At January 31, 2024, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 27 03/15/24 $ 1,894,334 $ 20,249
Australia 10-Year Bond 29 03/15/24 2,209,385 57,063
Canada 10-Year Bond 63 03/19/24 5,701,372 130,390
Euro-Bobl 5-Year 132 03/07/24 16,908,519 75,740
Euro-Bund 18 03/07/24 2,642,625 20,509
Euro-Buxl 30-year German Government Bond 27 03/07/24 4,013,833 61,700
Euro-OAT 58 03/07/24 8,172,263 98,145
Euro-Schatz 141 03/07/24 16,181,027 3,269
Japan 10-Year Bond (TSE) 5 03/13/24 4,968,406 51,074
Japanese Government Bonds 10-Year Mini 23 03/12/24 2,286,248 22,949
Long Gilt 45 03/26/24 5,701,133 151,736
Long-Term Euro-BTP 9 03/07/24 1,157,231 26,572
U.S. Treasury 2-Year Note 98 03/28/24 20,154,313 27,778
U.S. Treasury 5-Year Note 42 03/28/24 4,552,406 86,638
U.S. Treasury Long Bond 35 03/19/24 4,282,031 228,169
U.S. Treasury Ultra Long Bond 32 03/19/24 4,135,000 270,714
$ 104,960,126 $ 1,332,695
Short Contracts:
U.S. Treasury 10-Year Note (86) 03/19/24 (9,660,219) (236,022)
U.S. Treasury Ultra 10-Year Note (121) 03/19/24 (14,141,875) (163,688)
$ (23,802,094) $ (399,710)
At January 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 % Annual 04/14/52 GBP 2,400,000 $ (1,090,280) $ (1,090,280)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 2.169 Annual 04/14/25 GBP 3,500,000 (126,600) (126,600)
Pay 1-day Overnight Tokyo Average Rate Annual 1.000 Annual 12/28/37 JPY 60,000,000 (7,851) (7,851)
Pay 1-day Overnight Tokyo Average Rate Annual 0.410 Annual 06/20/29 JPY 100,000,000 (4,981) (4,981)
Pay 1-day Overnight Tokyo Average Rate Annual 0.659 Annual 04/06/33 JPY 130,000,000 (15,834) (15,834)
Pay 1-day Overnight Tokyo Average Rate Annual 0.874 Annual 04/06/38 JPY 130,000,000 (33,763) (33,763)
Pay 1-day Overnight Tokyo Average Rate Annual 0.138 Annual 06/10/27 JPY 200,000,000 (10,277) (10,277)
Pay 1-day Overnight Tokyo Average Rate Annual 0.978 Annual 06/28/52 JPY 262,000,000 (238,928) (238,928)
Pay 1-day Overnight Tokyo Average Rate Annual 0.826 Annual 05/20/47 JPY 350,000,000 (317,791) (317,791)
Pay 1-day Overnight Tokyo Average Rate Annual 0.664 Annual 07/15/37 JPY 400,000,000 (158,010) (158,010)
Pay 1-day Overnight Tokyo Average Rate Annual 0.743 Annual 06/10/42 JPY 400,000,000 (278,169) (278,169)
Pay 1-day Overnight Tokyo Average Rate Annual 0.150 Annual 06/20/24 JPY 3,150,000,000 10,113 10,113
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 59,816,000 (41,556) (41,556)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (29,933) (29,951)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/27/47 USD 1,465,000 (92,884) (92,823)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/08/32 USD 1,600,000 (51,393) (57,116)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (79,166) (78,475)
Pay 1-day Secured Overnight Financing Rate Annual 3.393 Annual 08/25/24 USD 7,800,000 (75,738) (75,738)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 1,949 1,949
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 79,521 79,521
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.803 Annual 09/13/25 GBP 800,000 9,611 9,611
Receive 28-day MXN TIIE-BANXICO Monthly 8.960 Monthly 11/03/33 MXN 24,686,000 (31,173) (31,173)
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 241,687 241,687
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 24,386 24,361
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 234,897 234,897
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 124,808 124,808
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 94,232 95,658
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 (4,290) (4,290)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 7,000,000 66,545 66,545
Receive 1-day Secured Overnight Financing Rate Annual 4.433 Annual 11/03/43 USD 8,610,300 (939,772) (939,772)
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 (41,833) (41,833)
Receive 1-day Secured Overnight Financing Rate Annual 1.567 Annual 02/17/24 USD 12,000,000 24,224 24,224
Receive 1-day Secured Overnight Financing Rate Annual 2.140 Annual 03/24/24 USD 12,000,000 58,539 58,539

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 1.551 % Annual 01/24/29 USD 12,000,000 $ 1,125,801 $ 1,125,801
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 13,000,000 58,284 57,980
Receive 1-day Secured Overnight Financing Rate Annual 2.590 Annual 04/13/25 USD 15,000,000 344,362 344,362
$ (1,171,263) $ (1,175,155)
At January 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 165.000 CHF 2,759,000 $ 33,816 $ 20,352
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 1,867,000 92,603 3,065
Call USD vs. Put EUR BNP Paribas 06/13/24 1.040 USD 255,000 31,868 34,486
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 2,055,300 36,584 34,821
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 2,055,300 39,215 34,821
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 511,000 32,193 32,401
Call USD vs. Put JPY Morgan Stanley Capital Services LLC 02/02/24 148.500 USD 2,759,000 9,050 137
$ 275,329 $ 160,083
At January 31, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call BRL vs. Put EUR Bank of America N.A. 07/03/24 5.170 EUR 2,759,000 $ 39,550 $ (22,971)
Call EUR vs. Put BRL Bank of America N.A. 07/03/24 5.880 EUR 2,759,000 37,211 (28,288)
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 160.000 CHF 2,759,000 15,029 (7,186)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 2,055,300 58,206 (55,014)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 2,055,300 56,316 (55,014)
$ 206,312 $ (168,473)
At January 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 $ (548,800) $ (7,258)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 2.700% Pay 6-month EUR-EURIBOR 07/05/24 EUR 7,358,000 (151,998) (44,118)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) (45,005)
$ (2,029,612) $ (96,381)
At January 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Receive 6-month EUR-EURIBOR 07/05/24 EUR 11,037,000 $ 131,204 $ 49,653
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.200% Receive 6-month EUR-EURIBOR 01/30/29 EUR 8,690,000 252,343 (7,155)
$ 383,547 $ 42,498
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
Currency Abbreviations:
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,527,841
Gross Unrealized Depreciation (17,893,656)
Net Unrealized Depreciation $ (12,365,815)